UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06637
The UBS Funds
(Exact name of registrant as specified in charter)
51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)
Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 215-564

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2005

Item 1.  Schedule of Investments

UBS U.S. Bond Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value
Bonds — 98.08%
U.S. Bonds — 96.28%
U.S. Corporate Bonds — 15.09%
Alcoa, Inc.
6.000%, due 01/15/12	$105,000	$111,936
Allstate Corp.
7.200%, due 12/01/09	100,000	110,507
Altria Group, Inc.
7.750%, due 01/15/27	110,000	125,550
American Electric Power Co., Inc.
6.125%, due 05/15/06	175,000	178,892
Anheuser-Busch Cos., Inc.
9.000%, due 12/01/09	280,000	328,641
AT&T Corp.
9.750%, due 11/15/31	175,000	213,500
AvalonBay Communities, Inc.
7.500%, due 08/01/09	95,000	104,853
Avon Products, Inc.
7.150%, due 11/15/09	150,000	165,786
Bank of America Corp.
7.400%, due 01/15/11	440,000	496,031
Bank One Corp.
7.875%, due 08/01/10	345,000	392,991
BellSouth Corp.
6.550%, due 06/15/34	125,000	133,754
Boeing Capital Corp.
7.375%, due 09/27/10	150,000	168,573
Bombardier Capital, Inc., 144A
6.125%, due 06/29/06	300,000	299,250
Bristol-Myers Squibb Co.
5.750%, due 10/01/11	110,000	114,893
Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	200,000	233,049
C.S. First Boston USA, Inc.
3.875%, due 01/15/09	105,000	102,155
6.500%, due 01/15/12	180,000	194,765
Caterpillar, Inc.
6.550%, due 05/01/11	55,000	59,905
Cendant Corp.
6.250%, due 01/15/08	180,000	187,353
Centex Corp.
9.750%, due 06/15/05	320,000	323,275
Citigroup, Inc.
5.000%, due 09/15/14	672,000	659,753
Comcast Cable Communications, Inc.
6.750%, due 01/30/11	425,000	459,089
Computer Sciences Corp.
3.500%, due 04/15/08	165,000	160,691
ConAgra Foods, Inc.
6.750%, due 09/15/11	100,000	109,902
Coors Brewing Co.
6.375%, due 05/15/12	135,000	145,058
DaimlerChrysler N.A. Holding Corp.
4.050%, due 06/04/08	530,000	514,704
Devon Financing Corp., ULC
6.875%, due 09/30/11	105,000	115,608
Dominion Resources, Inc.
8.125%, due 06/15/10	105,000	120,115
Dow Chemical Co.
6.125%, due 02/01/11	275,000	294,321
Duke Energy Field Services LLC
7.875%, due 08/16/10	155,000	176,006
EOP Operating LP
7.250%, due 06/15/28	165,000	183,093
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11	200,000	230,358
FirstEnergy Corp., Series B
6.450%, due 11/15/11	105,000	110,780
Ford Motor Co.
7.450%, due 07/16/31	390,000	352,788
Ford Motor Credit Co.
5.800%, due 01/12/09	745,000	711,532

UBS U.S. Bond Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value
General Electric Capital Corp.
6.000%, due 06/15/12	$1,145,000	$1,219,931
6.750%, due 03/15/32	140,000	161,605
General Motors Acceptance Corp.
6.125%, due 09/15/06	175,000	174,193
6.875%, due 09/15/11	130,000	117,629
8.000%, due 11/01/31	310,000	269,961
Goldman Sachs Group, Inc.
6.875%, due 01/15/11	500,000	545,373
Harrah’s Operating Co., Inc.
7.500%, due 01/15/09	155,000	168,593
HSBC Finance Corp.
6.750%, due 05/15/11	295,000	322,946
ICI Wilmington, Inc.
4.375%, due 12/01/08	220,000	217,286
International Lease Finance Corp.
3.500%, due 04/01/09	185,000	177,067
International Paper Co.
6.750%, due 09/01/11	130,000	142,527
John Deere Capital Corp.
7.000%, due 03/15/12	145,000	162,831
JPMorgan Chase & Co.
6.750%, due 02/01/11	225,000	246,335
Kraft Foods, Inc.
5.625%, due 11/01/11	320,000	332,034
Kroger Co.
7.500%, due 04/01/31	105,000	119,974
Lincoln National Corp.
6.200%, due 12/15/11	80,000	85,217
Lockheed Martin Corp.
8.500%, due 12/01/29	100,000	135,498
Marathon Oil Corp.
6.125%, due 03/15/12	120,000	128,099
Marsh & McLennan Cos., Inc.
6.250%, due 03/15/12	170,000	177,664
McKesson Corp.
7.750%, due 02/01/12	95,000	107,779
Miller Brewing Co., 144A
5.500%, due 08/15/13	225,000	228,751
Morgan Stanley
6.750%, due 04/15/11	680,000	741,147
Motorola, Inc.
7.625%, due 11/15/10	105,000	117,984
New Cingular Wireless Services, Inc.
8.750%, due 03/01/31	130,000	171,510
Newell Rubbermaid, Inc.
4.000%, due 05/01/10	120,000	115,219
News America, Inc., 144A
6.200%, due 12/15/34	65,000	64,270
Pacific Gas & Electric Co.
6.050%, due 03/01/34	130,000	133,486
PP&L Capital Funding, Inc.
7.750%, due 04/15/05	105,000	105,118
PPL Capital Funding Trust I
4.330%, due 03/01/09	125,000	121,614
PPL Energy Supply LLC
6.400%, due 11/01/11	200,000	216,139
Progress Energy, Inc.
7.000%, due 10/30/31	145,000	159,079
Qwest Capital Funding, Inc.
7.900%, due 08/15/10	360,000	344,700
Rohm & Haas Co.
7.850%, due 07/15/29	50,000	64,667
Safeway, Inc.
7.250%, due 02/01/31	60,000	65,269
Sempra Energy
7.950%, due 03/01/10	100,000	112,566
Southern California Edison Co.
8.000%, due 02/15/07	90,000	95,833
Sprint Capital Corp.
8.375%, due 03/15/12	170,000	198,679
Time Warner, Inc.
7.625%, due 04/15/31	225,000	264,322
Travelers Property Casualty Corp.
5.000%, due 03/15/13	125,000	122,887

UBS U.S. Bond Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value
TXU Energy Co. LLC
7.000%, due 03/15/13	$195,000	$213,404
U.S. Bank N.A.
6.375%, due 08/01/11	240,000	259,969
Union Pacific Corp.
6.700%, due 12/01/06	235,000	244,315
UST, Inc.
6.625%, due 07/15/12	135,000	148,324
Valero Energy Corp.
7.500%, due 04/15/32	150,000	180,829
Verizon New England, Inc.
6.500%, due 09/15/11	175,000	187,356
Verizon New York, Inc., Series B
7.375%, due 04/01/32	70,000	78,559
Viacom, Inc.
6.625%, due 05/15/11	120,000	129,093
Wachovia Bank N.A.
7.800%, due 08/18/10	345,000	395,194
Washington Mutual, Inc.
5.625%, due 01/15/07	575,000	587,936
Waste Management, Inc.
7.375%, due 08/01/10	100,000	111,445
Wells Fargo Bank N.A.
6.450%, due 02/01/11	480,000	521,064
Weyerhaeuser Co.
7.375%, due 03/15/32	90,000	105,219
Wyeth
5.500%, due 03/15/13	170,000	172,808
Xcel Energy, Inc.
7.000%, due 12/01/10	100,000	110,121
		20,290,875
Asset-Backed Securities — 4.81%
Americredit Automobile Receivables Trust, 01-B, Class A4
5.370%, due 06/12/08	439,285	442,778
Capital One Multi-Asset Execution Trust, 03-A1, Class A1 †
3.200%, due 01/15/09	970,000	973,498
Centerpoint Energy Transition Bond Co., LLC, 01-1, Class A4
5.630%, due 09/15/15	310,000	322,789
Conseco Finance Securitizations Corp., 00-1, Class A4
7.620%, due 05/01/31	996,065	1,012,987
Conseco Finance Securitizations Corp., 00-2, Class A4
8.480%, due 12/01/30	369,859	381,763
Conseco Finance Securitizations Corp., 00-5, Class A4
7.470%, due 02/01/32	329,030	335,888
Countrywide Asset-Backed Certificates, 03-SD3, Class A1, 144A †
3.270%, due 12/25/32	116,778	117,459
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A †
3.190%, due 06/25/33	297,488	298,060
Green Tree Financial Corp., 94-5, Class A5
8.300%, due 11/15/19	173,731	183,853
Green Tree Financial Corp., 99-3, Class A5
6.160%, due 02/01/31	527,568	536,218
Providian Gateway Master Trust, 04-AA, Class C, 144A †
3.710%, due 03/15/11	190,000	190,912
Providian Gateway Master Trust, 04-AA, Class D, 144A †
4.660%, due 03/15/11	220,000	224,840
RAFC Asset-Backed Trust, 01-1, Class A3 (a)
5.115%, due 11/25/29	242,145	242,550
Sears Credit Account Master Trust, 01-1, Class A †
2.990%, due 02/15/10	970,000	969,723
Structured Asset Securities Corp., 03-AL2, Class A, 144A
3.357%, due 01/25/31	254,976	237,754
		6,471,072
Commercial Mortgage-Backed Securities — 8.34%
Bear Stearns Commercial Mortgage Securities, 00-WF1, Class A2
7.780%, due 02/15/32	1,215,000	1,363,297
Bear Stearns Commercial Mortgage Securities, 00-WF2, Class A2
7.320%, due 10/15/32	200,000	222,498
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class E, 144A †
4.310%, due 11/15/13	131,420	131,377
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class F, 144A †
3.453%, due 11/15/13	240,000	237,786
Commercial Mortgage Pass-Through Certificate, 04-HTL1, Class A2, 144A †
3.130%, due 07/15/16	325,000	325,326
DLJ Commercial Mortgage Corp., 00-CKP1, Class A1B
7.180%, due 11/10/33	850,000	939,982
DLJ Commercial Mortgage Corp., 99-CG1, Class A1B
6.460%, due 03/10/32	220,000	233,318

UBS U.S. Bond Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value
DLJ Commercial Mortgage Corp., 99-CG3, Class A1B
7.340%, due 10/10/32	$200,000	$221,025
First Union Commercial Mortgage Securities, Inc., 97-C2, Class A3
6.650%, due 11/18/29	384,431	402,362
Greenwich Capital Commercial Funding Corp., 03-FL1, Class A, 144A †
3.190%, due 07/05/18	172,138	172,201
Heller Financial Commercial Mortgage Assets, 99-PH1, Class A1
6.500%, due 05/15/31	506,934	520,735
Host Marriott Pool Trust, 99-HMTA, Class A, 144A
6.980%, due 08/03/15	240,193	253,487
Host Marriott Pool Trust, 99-HMTA, Class C, 144A
7.730%, due 08/03/15	360,000	397,438
Host Marriott Pool Trust, 99-HMTA, Class D, 144A
7.970%, due 08/03/15	220,000	241,823
Host Marriott Pool Trust, 99-HMTA, Class E, 144A
8.070%, due 08/03/15	220,000	237,516
JPMorgan Commercial Mortgage Finance Corp., 99-C8, Class A1
7.325%, due 07/15/31	210,495	217,527
LB Commercial Conduit Mortgage Trust, 99-C1, Class A1
6.410%, due 06/15/31	342,675	350,679
LB Commercial Conduit Mortgage Trust, 99-C2, Class A2
7.325%, due 10/15/32	325,000	356,519
Mach One Trust Commercial Mortgage-Backed, 04-1A, Class A1, 144A
3.890%, due 05/28/40	860,714	844,038
Merrill Lynch Mortgage Investors, Inc., 96-C2, Class A3
6.960%, due 11/21/28	275,171	283,537
Merrill Lynch Mortgage Investors, Inc., 97-C2, Class A2
6.540%, due 12/10/29	213,412	222,997
Morgan Stanley Capital I, 96-WF1, Class A3, 144A †
7.700%, due 11/15/28	107,458	108,778
Morgan Stanley Dean Witter Capital I, 00-LIF2, Class A1
6.960%, due 10/15/33	169,180	178,241
PNC Mortgage Acceptance Corp., 00-C1, Class A2
7.610%, due 02/15/10	1,000,000	1,107,232
Prudential Mortgage Capital Funding LLC, 00-ROCK, Class A2
6.605%, due 05/10/34	115,000	125,311
Salomon Brothers Mortgage Securities VII, 00-C1, Class A2
7.520%, due 12/18/09	1,250,000	1,384,995
Starwood Asset Receivables Trust, 03-1A, Class A1, 144A †
3.100%, due 08/28/22	143,235	143,249
		11,223,274
Mortgage & Agency Debt Securities — 41.45%
C.S. First Boston Mortgage Securities Corp., 02-10, Class 2A1
7.500%, due 05/25/32	326,759	335,704
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	488,996	495,222
Citicorp Mortgage Securities, Inc., 94-9, Class A8
5.750%, due 06/25/09	30,130	29,856
Countrywide Alternative Loan Trust, 04-J8, Class 2A1
7.000%, due 08/25/34	942,376	971,704
Federal Home Loan Mortgage Corp.
3.500%, due 04/01/08	2,555,000	2,503,622
3.875%, due 01/12/09	1,455,000	1,425,650
5.000%, due 01/30/14	155,000	152,967
5.125%, due 07/15/12	705,000	722,187
6.875%, due 09/15/10	970,000	1,077,287
Federal Home Loan Mortgage Corp., 1595, Class D
7.000%, due 10/15/13	230,368	237,775
Federal Home Loan Mortgage Corp., 2148, Class ZA
6.000%, due 04/15/29	876,201	890,252
Federal Home Loan Mortgage Corp., 2297, Class NB
6.000%, due 03/15/16	460,000	477,916
Federal Home Loan Mortgage Corp., 2426, Class GH
6.000%, due 08/15/30	641,920	655,744
Federal Home Loan Mortgage Corp., 2532, Class PD
5.500%, due 06/15/26	810,000	820,601
Federal Home Loan Mortgage Corp., Gold
5.500%, due 09/01/17	311,464	318,147
5.500%, due 01/01/18	587,069	599,666
5.500%, due 04/01/18	515,779	526,964
6.000%, due 12/01/17	495,352	511,828
6.000%, due 10/01/29	425,342	436,790
6.000%, due 10/01/34	1,089,086	1,115,005
6.500%, due 06/01/29	93,606	97,434
6.500%, due 09/01/29	233,597	243,289
6.500%, due 11/01/29	602,904	628,227

UBS U.S. Bond Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value
6.500%, due 03/01/32	$78,045	$81,133
6.500%, due 11/01/32	76,981	80,006
7.000%, due 07/01/32	1,503,877	1,585,292
Federal National Mortgage Association
5.500%, TBA	575,000	585,781
3.337%, due 09/01/33 †	73,700	73,845
4.309%, due 03/01/34 †	580,125	577,786
4.329%, due 04/01/34 †	1,226,692	1,210,489
4.378%, due 06/01/33 †	177,956	177,468
4.954%, due 02/01/35 †	2,987,319	3,027,430
5.000%, due 03/01/34	1,156,642	1,134,088
5.500%, due 03/15/11	2,770,000	2,893,318
5.500%, due 02/01/24	1,458,235	1,471,885
5.500%, due 09/01/24	432,430	433,173
5.500%, due 03/01/33	1,608,336	1,614,181
5.500%, due 11/01/34	1,276,005	1,278,730
6.000%, due 07/01/17	193,905	200,356
6.000%, due 06/01/23	315,936	324,983
6.000%, due 03/01/28	91,525	93,859
6.000%, due 03/01/29	109,112	111,894
6.000%, due 05/01/29	98,483	100,994
6.000%, due 07/01/29	408,183	419,035
6.000%, due 06/01/31	83,028	85,098
6.000%, due 01/01/33	635,830	650,748
6.000%, due 06/01/33	123,536	126,305
6.000%, due 12/01/33	837,832	856,614
6.000%, due 01/01/35	2,577,145	2,634,879
6.250%, due 02/01/11	1,140,000	1,218,129
6.500%, due 05/01/28	1,497,521	1,560,079
6.500%, due 08/01/29	669,091	696,645
6.500%, due 12/01/29	997,928	1,040,179
6.500%, due 01/01/35	1,560,988	1,620,668
7.000%, due 03/01/31	32,318	34,225
7.000%, due 11/01/31	157,070	165,717
7.000%, due 04/01/32	382,841	403,795
Federal National Mortgage Association Grantor Trust, 00-T6, Class A1
7.500%, due 06/25/30	736,574	773,137
Federal National Mortgage Association Grantor Trust, 01-T5, Class A3 †
7.500%, due 06/19/30	99,490	104,318
Federal National Mortgage Association Grantor Trust, 01-T10, Class A2
7.500%, due 12/25/41	80,085	84,359
Federal National Mortgage Association Whole Loan, 95-W3, Class A
9.000%, due 04/25/25	12,003	13,037
Federal National Mortgage Association Whole Loan, 03-W6, Class 6A †
4.185%, due 08/25/42	319,022	325,616
Federal National Mortgage Association Whole Loan, 04-W12, Class 1A3
7.000%, due 07/25/44	895,786	939,266
Federal National Mortgage Association Whole Loan, 04-W15, Class 1A3
7.000%, due 12/25/44	908,587	952,960
First Horizon Alternative Mortgage Securities, 04-AA3, Class A1 †
5.355%, due 09/25/34	1,091,115	1,095,852
First Horizon Asset Securities, Inc., 04-FL1, Class 1A †
3.120%, due 02/25/35	920,497	919,360
Government National Mortgage Association
4.125%, due 10/20/29 †	267,110	271,055
6.000%, due 12/20/28	130,710	134,478
6.000%, due 05/20/29	615,452	633,086
6.000%, due 07/15/29	383,999	395,601
6.000%, due 08/20/29	462,127	475,368
6.500%, due 10/15/24	462,961	485,903
6.500%, due 08/15/27	2,047	2,144
7.000%, due 07/15/25	10,929	11,602
7.000%, due 07/15/31	121,724	128,702
8.500%, due 12/15/17	249,387	272,005
GSMPS Mortgage Loan Trust, 01-2, Class A, 144A
7.500%, due 06/19/32	209,660	220,750
GSR Industries, Inc., 05-4F
6.500%, due 04/01/20	1,325,000	1,372,547
Impac Secured Assets Common Owner Trust, 01-3, Class A2 †
7.250%, due 04/25/31	15,642	15,616
MLCC Mortgage Investors, Inc., 03-D, Class XA1 †† (b)
1.000%, due 08/25/28	9,269,141	127,813
Morgan Stanley Mortgage Loan Trust, 04-4, Class 2A †
6.525%, due 09/25/34	788,396	800,974
Structured Adjustable Rate Mortgage Loan Trust, 04-3AC, Class A1 †
4.940%, due 03/25/34	615,019	605,354

UBS U.S. Bond Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value
Structured Asset Securities Corp., 04-20, Class 4A1
6.000%, due 11/25/34	$728,754	$742,914
		55,746,461
U.S. Government Obligations — 26.59%
U.S. Treasury Bonds
5.375%, due 02/15/31	655,000	713,873
6.250%, due 08/15/23	900,000	1,047,902
6.250%, due 05/15/30	1,245,000	1,495,848
8.750%, due 05/15/17	1,755,000	2,411,549
U.S. Treasury Notes
2.500%, due 10/31/06	13,210,000	12,968,508
2.875%, due 11/30/06	6,875,000	6,781,541
3.625%, due 01/15/10	5,725,000	5,587,915
4.750%, due 05/15/14	4,660,000	4,747,375
		35,754,511
Total U.S. Bonds		129,486,193

International Bonds — 1.80%
International Corporate Bonds — 0.85%
Australia — 0.17%
Rio Tinto Finance USA Ltd.
2.625%, due 09/30/08	240,000	226,102

Canada — 0.22%
Bombardier, Inc., 144A
6.300%, due 05/01/14	125,000	105,000
Burlington Resources Finance Co.
6.680%, due 02/15/11	65,000	70,650
TELUS Corp.
8.000%, due 06/01/11	110,000	127,384
		303,034
France — 0.07%
France Telecom S.A.
8.750%, due 03/01/31	70,000	92,131

Luxembourg — 0.09%
Telecom Italia Capital S.A.
5.250%, due 11/15/13	120,000	118,555

Netherlands — 0.09%
Deutsche Telekom International Finance BV
8.750%, due 06/15/30	90,000	117,707

United Kingdom — 0.21%
Abbey National PLC
7.950%, due 10/26/29	105,000	135,749
HSBC Holdings PLC
5.250%, due 12/12/12	65,000	65,869
Royal Bank of Scotland Group PLC
9.118%, due 03/31/10	70,000	82,731
		284,349
Total International Corporate Bonds		1,141,878

Foreign Government Bond — 0.38%
Mexico — 0.38%
United Mexican States
8.125%, due 12/30/19	450,000	515,700

Sovereign/Supranational Bonds — 0.57%
European Investment Bank
4.875%, due 09/06/06	315,000	319,627
Inter-American Development Bank
5.750%, due 02/26/08	325,000	338,513
Pemex Project Funding Master Trust
8.000%, due 11/15/11	100,000	110,650
		768,790
Total International Bonds		2,426,368
Total Bonds (Cost $132,164,073)		131,912,561

UBS U.S. Bond Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Short-Term Investment — 4.71%
UBS Supplementary Trust
U.S. Cash Management Prime Fund, yield of 2.77%
(Cost $6,325,933)	6,325,933	$6,325,933
Total Investments # —102.79% (Cost $138,490,006)		138,238,494
Liabilities, in excess of cash and other assets — (2.79%)		(3,747,968)
Net Assets — 100.00%		$134,490,526

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes was $138,490,006; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,207,206
Gross unrealized depreciation	(1,458,718)
Net unrealized depreciation	$(251,512)

†	Variable rate security — The rate disclosed is that in effect at March 31, 2005.
††

Interest only security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

(a)	Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is the ultimate maturity date.
(b)	Security is illiquid. This security amounted to $127,813 or 0.10% of net assets.
%	Represents a percentage of net assets.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the value of these securities amounted to $5,310,423 or 3.95% of net asets.

TBA

(To Be Assigned) Securities are purchase on a forward commitment basis with an approximate principal amount (generally + / - 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

#

UBS U.S. Bond Fund (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of trustees. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

Industry Diversification (Unaudited)

As a Percent of Net Assets

As of March 31, 2005

BONDS
U.S. BONDS
U.S. CORPORATE BONDS
Aerospace & Defense	0.10%
Automobiles	1.17
Beverages	0.52
Capital Markets	1.14
Chemicals	0.43
Commercial Banks	1.54
Commercial Services & Supplies	0.30
Communications Equipment	0.09
Consumer Finance	1.26
Diversified Financial Services	1.74
Diversified Telecommunication Services	0.86
Electric Utilities	1.07
Food & Staples Retailing	0.14
Food Products	0.33

UBS U.S. Bond Fund — Schedule of Investments

March 31, 2005 (Unaudited)

Gas Utilities	0.08%
Hotels, Restaurants & Leisure	0.13
Household Durables	0.33
Insurance	0.37
IT Services	0.12
Machinery	0.05
Media	0.68
Metals & Mining	0.08
Multi-Utilities & Unregulated Power	0.22
Oil & Gas	0.32
Paper & Forest Products	0.19
Personal Products	0.12
Pharmaceuticals	0.20
Real Estate	0.21
Road & Rail	0.53
Thrifts & Mortgage Finance	0.44
Tobacco	0.20
Wireless Telecommunication Services	0.13
Total U.S. Corporate Bonds	15.09
Asset-Backed Securities	4.81
Commercial Mortgage-Backed Securities	8.34
Mortgage & Agency Debt Securities	41.45
U.S. Government Obligations	26.59
Total U.S. Bonds	96.28
INTERNATIONAL BONDS
INTERNATIONAL CORPORATE BONDS
Aerospace & Defense	0.08
Commercial Banks	0.21
Diversified Financial Services	0.17
Diversified Telecommunication Services	0.34
Oil & Gas	0.05
Total International Corporate Bonds	0.85
Foreign Government Bond	0.38
Sovereign/Supranational Bonds	0.57
Total International Bonds	1.80
TOTAL BONDS	98.08
SHORT-TERM INVESTMENT	4.71
TOTAL INVESTMENTS	102.79
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(2.79)
NET ASSETS	100.00%

UBS Global Bond Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
Bonds — 78.73%
U.S. Bonds — 25.07%
U.S. Corporate Bonds — 7.30%
Alcoa, Inc.
6.000%, due 01/15/12	$60,000	$63,964
Altria Group, Inc.
7.750%, due 01/15/27	110,000	125,550
American Electric Power Co., Inc.
6.125%, due 05/15/06	80,000	81,779
Avon Products, Inc.
7.150%, due 11/15/09	50,000	55,262
Bank of America Corp.
7.400%, due 01/15/11	30,000	33,820
Bank One Corp.
7.875%, due 08/01/10	50,000	56,955
Boeing Capital Corp.
7.375%, due 09/27/10	50,000	56,191
Bombardier Capital, Inc., 144A
6.125%, due 06/29/06	120,000	119,700
C.S. First Boston USA, Inc.
6.500%, due 01/15/12	60,000	64,922
Cendant Corp.
6.875%, due 08/15/06	110,000	113,849
Citigroup, Inc.
5.000%, due 09/15/14	155,000	152,175
Comcast Cable Communications, Inc.
6.750%, due 01/30/11	110,000	118,823
Commonwealth Edison Co.
6.150%, due 03/15/12	60,000	64,859
Computer Sciences Corp.
3.500%, due 04/15/08	60,000	58,433
Countrywide Home Loans, Inc.
3.250%, due 05/21/08	60,000	57,432
DaimlerChrysler N.A. Holding Corp.
4.050%, due 06/04/08	150,000	145,671
Devon Financing Corp., ULC
6.875%, due 09/30/11	60,000	66,063
Dominion Resources, Inc., Class B
7.625%, due 07/15/05	90,000	91,091
Dow Chemical Co.
5.970%, due 01/15/09	60,000	62,786
Duke Energy Field Services LLC
7.500%, due 08/16/05	110,000	111,579
EOP Operating LP
8.375%, due 03/15/06	190,000	197,548
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11	100,000	115,179
FleetBoston Financial Corp.
7.375%, due 12/01/09	90,000	99,463
Ford Motor Co.
7.450%, due 07/16/31	100,000	90,458
Ford Motor Credit Co.
5.800%, due 01/12/09	270,000	257,870
6.750%, due 01/14/08	65,000	87,190
FPL Group Capital, Inc.
6.125%, due 05/15/07	110,000	114,110
General Electric Capital Corp.
2.850%, due 01/30/06	240,000	238,283
4.125%, due 12/15/06	35,000	65,237
4.375%, due 01/20/10	35,000	47,840
6.750%, due 03/15/32	110,000	126,975
General Motors Acceptance Corp.
6.125%, due 02/01/07	240,000	236,033
8.000%, due 11/01/31	70,000	60,959
Goldman Sachs Group, Inc.
6.875%, due 01/15/11	60,000	65,445
Harrah’s Operating Co., Inc.
7.500%, due 01/15/09	50,000	54,385

UBS Global Bond Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value
HSBC Finance Corp.
6.750%, due 05/15/11	$25,000	$27,368
7.875%, due 03/01/07	190,000	202,391
ICI Wilmington, Inc.
4.375%, due 12/01/08	25,000	24,692
International Paper Co.
6.750%, due 09/01/11	60,000	65,782
Kraft Foods, Inc.
5.625%, due 11/01/11	110,000	114,137
Kroger Co.
8.050%, due 02/01/10	50,000	56,321
Marsh & McLennan Cos., Inc.
6.250%, due 03/15/12	70,000	73,156
Miller Brewing Co., 144A
5.500%, due 08/15/13	60,000	61,000
Morgan Stanley
6.750%, due 04/15/11	140,000	152,589
New Cingular Wireless Services, Inc.
7.350%, due 03/01/06	60,000	61,863
Qwest Capital Funding, Inc.
7.900%, due 08/15/10	30,000	28,725
Reed Elsevier Capital, Inc.
5.750%, due 07/31/08	125,000	176,204
Sempra Energy
7.950%, due 03/01/10	50,000	56,283
SLM Corp.
5.625%, due 04/10/07	90,000	92,300
Sprint Capital Corp.
8.375%, due 03/15/12	75,000	87,652
Time Warner, Inc.
7.625%, due 04/15/31	60,000	70,486
Union Pacific Corp.
6.700%, due 12/01/06	80,000	83,171
UST, Inc.
6.625%, due 07/15/12	10,000	10,987
Wal-Mart Stores, Inc.
6.875%, due 08/10/09	50,000	54,470
Washington Mutual, Inc.
5.625%, due 01/15/07	140,000	143,150
Weyerhaeuser Co.
6.125%, due 03/15/07	39,000	40,353
Wyeth
5.500%, due 03/15/13	25,000	25,413
Zurich Finance (USA), Inc.†
5.750%, due 10/02/23	100,000	141,556
		5,407,928
Asset-Backed Securities — 0.53%
Capital One Multi-Asset Execution Trust, 03-A1, Class A1 †
3.200%, due 01/15/09	75,000	75,270
Centerpoint Energy Transition Bond Co., LLC 01-1, Class A4
5.630%, due 09/15/15	30,000	31,238
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A †
3.190%, due 06/25/33	20,438	20,477
Paragon Mortgages PLC, 7A, Class B1A, 144A †
3.544%, due 05/15/43	100,000	100,257
Peco Energy Transition Trust, 99-A, Class A7
6.130%, due 03/01/09	55,000	57,579
RAFC Asset-Backed Trust, 01-1, Class A3 (a)
5.115%, due 11/25/29	16,577	16,605
Sears Credit Account Master Trust, 01-1, Class A †
2.990%, due 02/15/10	75,000	74,979
Structured Asset Securities Corp., 03-AL2, Class A, 144A
3.357%, due 01/25/31	20,674	19,277
		395,682
Commercial Mortgage-Backed Securities — 3.93%
Asset Securitization Corp., 95-MD4, Class A3 †
7.384%, due 08/13/29	350,000	374,299
Bear Stearns Commercial Mortgage Securities, 00-WF2, Class A2
7.320%, due 10/15/32	80,000	88,999
DLJ Commercial Mortgage Corp., 00-CKP1, Class A1B
7.180%, due 11/10/33	290,000	320,700
DLJ Commercial Mortgage Corp., 99-CG1, Class A1B
6.460%, due 03/10/32	20,000	21,211

UBS Global Bond Fund — Schedule of Investments

March 31, 2005 (Unaudited)

		Face Amount	Value
DLJ Commercial Mortgage Corp., 99-CG3, Class A1B
7.340%, due 10/10/32		$85,000	$93,936
First Union Lehman Commercial Mortgage Securities, Inc., 97-C2, Class A3
6.650%, due 11/18/29		120,816	126,451
Greenwich Capital Commercial Funding Corp., 03-FL1, Class A, 144A†
3.190%, due 07/05/18		12,171	12,175
Hilton Hotels Pool Trust, 00-HLTA, Class A1, 144A
7.055%, due 10/03/15		336,489	360,754
JPMorgan Commercial Mortgage Finance Corp., 99-C8, Class A1
7.325%, due 07/15/31		41,273	42,653
JPMorgan Commercial Mortgage Finance Corp., 99-C8, Class A2
7.400%, due 07/15/31		85,000	93,043
LB Commercial Conduit Mortgage Trust, 99-C1, Class A1
6.410%, due 06/15/31		48,606	49,740
LB Commercial Conduit Mortgage Trust, 99-C2, Class A2
7.325%, due 10/15/32		50,000	54,849
Mach One Trust Commercial Mortgage-Backed, 04-1A, Class A1, 144A
3.890%, due 05/28/40		180,740	177,239
Meristar Commercial Mortgage Trust, 99-C1, Class A2, 144A
7.610%, due 03/03/16		500,000	554,495
Merrill Lynch Mortgage Investors, Inc., 96-C2, Class A3
6.960%, due 11/21/28		25,717	26,499
Merrill Lynch Mortgage Investors, Inc., 97-C2, Class A2
6.540%, due 12/10/29		16,107	16,830
Morgan Stanley Dean Witter Capital I, 00-LIF2, Class A1
6.960%, due 10/15/33		18,046	19,013
PNC Mortgage Acceptance Corp., 00-C1, Class A2
7.610%, due 02/15/10		375,000	415,212
Starwood Asset Receivables Trust, 03-1A, Class A1, 144A †
3.100%, due 08/28/22		64,135	64,142
			2,912,240
Mortgage & Agency Debt Securities — 3.66%
Federal Home Loan Mortgage Corp.
3.500%, due 04/01/08		95,000	93,090
3.625%, due 09/15/06		665,000	662,784
3.875%, due 01/12/09		105,000	102,883
5.000%, due 01/30/14		85,000	83,885
5.125%, due 07/15/12		1,100,000	1,126,817
Federal National Mortgage Association
6.000%, due 05/15/08		320,000	336,220
6.250%, due 02/01/11		85,000	90,825
Government National Mortgage Association
6.500%, due 04/15/31		206,820	216,275
			2,712,779
U.S. Government Obligations — 9.65%
U.S. Treasury Bonds
8.750%, due 05/15/17		550,000	755,756
U.S. Treasury Notes
2.500%, due 09/30/06		445,000	437,422
2.500%, due 10/31/06		445,000	436,865
2.875%, due 11/30/06		3,795,000	3,743,411
3.625%, due 01/15/10		645,000	629,555
4.750%, due 05/15/14		765,000	779,344
5.000%, due 02/15/11		355,000	368,715
			7,151,068
Total U.S. Bonds			18,579,697

International Bonds — 53.66%
International Corporate Bonds — 10.84%
Australia — 0.06%
Telstra Corp., Ltd.
6.375%, due 06/29/11	EUR	30,000	45,029

Canada — 0.08%
TELUS Corp.
8.000%, due 06/01/11		$50,000	57,902

Finland — 0.09%
Fortum Oyj
6.475%, due 11/03/06	EUR	50,000	68,787

UBS Global Bond Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount		Value
France — 2.29%
BNP Paribas
5.625%, due 08/07/08	EUR	100,000	$140,440
5.750%, due 01/24/22	GBP	80,000	158,735
Credit Lyonnaise S.A.†
5.000%, due 11/15/12	EUR	210,000	287,248
Dexia Credit Local
5.250%, due 04/25/08		195,000	270,593
France Telecom S.A.
6.000%, due 09/28/07		195,000	272,324
GIE Suez Alliance
4.250%, due 06/24/10		80,000	107,789
Lafarge S.A.
5.875%, due 11/06/08		100,000	141,638
LVMH Moet Hennessy Louis Vuitton S.A.
5.000%, due 04/29/10		140,000	194,356
Veolia Environnement
5.875%, due 06/27/08		90,000	127,045
			1,700,168
Germany — 1.31%
KFW Kreditanstalt fuer Wiederaufbau
4.750%, due 08/17/07	EUR	710,000	967,752

Ireland — 0.30%
Bank of Ireland
6.450%, due 02/10/10	EUR	150,000	221,723

Netherlands — 2.04%
Deutsche Telekom International Finance BV
7.500%, due 05/29/07	EUR	130,000	185,165
8.125%, due 05/29/12		65,000	106,905
E.ON International Finance BV
5.750%, due 05/29/09		225,000	320,958
6.375%, due 05/29/12	GBP	100,000	201,878
Koninklijke (Royal) Philips Electronics NV
5.750%, due 05/16/08	EUR	50,000	70,012
Prudential Finance BV
9.375%, due 06/04/07	GBP	35,000	71,648
Royal KNP NV
4.750%, due 11/05/08	EUR	65,000	88,938
RWE Finance BV
5.500%, due 10/26/07		200,000	277,002
Telecom Italia Finance NV
6.500%, due 04/24/07		65,000	90,541
6.575%, due 07/30/09		65,000	94,667
			1,507,714
Singapore — 0.10%
Singapore Telecommunications Ltd.
6.000%, due 11/21/11	EUR	50,000	73,576

Sweden — 0.12%
SCA Finans AB
5.375%, due 06/25/07	EUR	65,000	89,016

United Kingdom — 4.45%
Anglian Water Services Financing PLC
4.625%, due 10/07/13	EUR	25,000	34,083
AWG PLC
5.375%, due 07/02/09		210,000	295,252
Barclays Bank PLC
5.750%, due 09/14/26	GBP	80,000	158,197
Credit Suisse Group Finance Guernsey Ltd.
6.375%, due 06/07/13	EUR	65,000	99,682
Gallaher Group PLC
5.875%, due 08/06/08		95,000	133,962
HBOS Treasury Services PLC
4.750%, due 02/06/07		195,000	263,083
Imperial Tobacco Finance PLC
6.250%, due 06/06/07		100,000	139,221
Lloyds TSB Bank PLC
4.750%, due 03/18/11		80,000	111,506
5.875%, due 06/20/14	GBP	110,000	216,053
7.750%, due 06/18/07		35,000	69,764

UBS Global Bond Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount		Value
National Westminster Bank PLC
6.000%, due 01/21/10	EUR	115,000	$166,809
6.500%, due 09/07/21	GBP	110,000	233,468
O2 PLC
6.375%, due 01/25/07	EUR	65,000	89,838
Permanent Financing PLC, 04, Class 2C†
3.690%, due 06/10/42	$250,000		249,995
Rentokil Initial PLC
5.750%, due 05/21/07	EUR	250,000	343,616
Rio Tinto Finance PLC
5.125%, due 05/10/07	145,000		197,201
Tesco PLC
5.250%, due 05/07/08	220,000		305,381
Travelers Insurance Co. Institutional Funding Ltd.
5.750%, due 12/06/11	GBP	100,000	193,490
			3,300,601
Total International Corporate Bonds			8,032,268

Foreign Government Bonds — 42.17%
Australia — 1.71%
Government of Australia
5.750%, due 06/15/11	AUD	675,000	525,064
6.000%, due 02/15/17	700,000		554,835
7.500%, due 09/15/09	230,000		190,559
			1,270,458
Austria — 2.08%
Republic of Austria
5.875%, due 07/15/06	EUR	1,135,000	1,539,756

Belgium — 0.53%
Government of Belgium
5.750%, due 03/28/08	EUR	280,000	395,267

Canada — 1.32%
Government of Canada
5.000%, due 06/01/14	CAD	180,000	156,292
6.000%, due 09/01/05	390,000		326,674
6.000%, due 06/01/08	390,000		346,153
8.000%, due 06/01/23	130,000		150,611
			979,730
Finland — 0.55%
Government of Finland
5.000%, due 07/04/07	EUR	295,000	403,769

France — 4.73%
Government of France
5.500%, due 04/25/07	EUR	1,610,000	2,216,032
5.500%, due 04/25/29	270,000		425,652
6.000%, due 10/25/25	525,000		866,966
			3,508,650
Germany — 15.50%
Deutsche Bundesrepublik
4.250%, due 01/04/14	EUR	1,640,000	2,245,933
5.000%, due 07/04/12	1,550,000		2,225,083
6.000%, due 02/16/06	2,100,000		2,815,941
6.000%, due 01/04/07	1,585,000		2,182,742
6.250%, due 01/04/24	1,200,000		2,020,150
			11,489,849
Italy — 3.27%
Buoni Poliennali Del Tesoro
4.000%, due 07/15/05	EUR	250,000	326,534
5.000%, due 02/01/12	875,000		1,248,904
5.250%, due 11/01/29	230,000		344,041
6.750%, due 02/01/07	360,000		503,192
			2,422,671
Japan — 9.75%
Government of Japan
0.300%, due 09/20/07	JPY	104,000,000	975,778
0.800%, due 03/20/13	318,850,000		2,924,808
1.300%, due 06/20/11	286,000,000		2,767,520
1.500%, due 03/20/14	58,000,000		556,258
			7,224,364

UBS Global Bond Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount		Value
Netherlands — 1.44%
Government of Netherlands
4.000%, due 07/15/05	EUR	405,000	$529,022
5.000%, due 07/15/11	375,000		534,925
			1,063,947
United Kingdom — 1.29%
U.K. Gilts
4.250%, due 06/07/32	GBP	350,000	628,159
5.000%, due 03/07/12	170,000		327,207
			955,366
Total Foreign Government Bonds			31,253,827

Sovereign/Supranational Bond — 0.65%
European Investment Bank
4.000%, due 01/15/07	EUR	360,000	479,891

Total International Bonds			39,765,986
Total Bonds (Cost $56,220,442)			58,345,683

	Shares
Investment Company — 16.06%
UBS U.S. Securitized Mortgage Relationship Fund
(Cost $11,530,767)	1,010,545	11,901,089

Short-Term Investment — 4.44%
UBS Supplementary Trust
U.S. Cash Management Prime Fund, yield of 2.77%
(Cost $3,291,988)	3,291,988	3,291,988

Total Investments # — 99.23% (Cost $71,043,197)		73,538,760
Cash and other assets, less liabilities — 0.77%		572,636
Net Assets — 100.00%		$74,111,396

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes was $71,043,197; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,857,412
Gross unrealized depreciation	(361,849)
Net unrealized appreciation	$2,495,563

†	Variable rate note - The rate disclosed is that in effect at March 31, 2005.
(a)	Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is the ultimate maturity date.
%	Represents a percentage of net assets.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the value of these securities amounted to $1,604,695 or 2.17% of net assets.

#

UBS Global Bond Fund (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of trustees. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

UBS Global Bond Fund — Schedule of Investments

March 31, 2005 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

UBS Global Bond Fund had the following open forward foreign currency contracts as of March 31, 2005:

					Unrealized
	Contracts to	In Exchange		Maturity	Appreciation/
	Deliver	For		Dates	(Depreciation)

Australian Dollar	1,270,000	USD	979,086	06/03/05	$1,377
British Pound	900,000	USD	1,702,223	06/03/05	6,893
Canadian Dollar	1,000,000	USD	846,525	06/03/05	19,498
Euro	6,580,000	USD	8,672,814	06/03/05	107,957
United States Dollar	1,230,774	CAD	1,470,000	06/03/05	(15,045)
United States Dollar	445,680	DKK	2,500,000	06/03/05	(8,892)
United States Dollar	3,691,666	EUR	2,790,000	06/03/05	(60,063)
United States Dollar	945,178	GBP	500,000	06/03/05	(3,328)
United States Dollar	7,423,948	JPY	755,000,000	06/03/05	(328,517)
United States Dollar	385,108	SEK	2,600,000	06/03/05	(15,328)
United States Dollar	796,398	SGD	1,300,000	06/03/05	(6,844)
United States Dollar	761,615	THB	30,000,000	06/03/05	5,747
Total net unrealized depreciation on forward foreign currency contracts					$(296,545)

Currency Type Abbreviations

CAD  Canadian Dollar

DKK  Danish Krone

EUR  Euro

GBP  British Pound

JPY   Japanese Yen

SEK  Swedish Krone

SGD  Singapore Dollar

THB   Thai Baht

USD   United States Dollar

Industry Diversification (Unaudited)

As a Percent of Net Assets

As of March 31, 2005

BONDS
U.S. BONDS
U.S. CORPORATE BONDS
Automobiles	0.99%
Beverages	0.08
Capital Markets	0.29
Chemicals	0.12
Commercial Banks	0.26
Commercial Services & Supplies	0.15
Consumer Finance	0.87
Diversified Financial Services	0.53
Diversified Telecommunication Services	0.16
Electric Utilities	0.48
Food & Staples Retailing	0.15
Food Products	0.15
Gas Utilities	0.08
Hotels, Restaurants & Leisure	0.07
Industrial Conglomerates	0.42
Insurance	0.29
IT Services	0.08
Media	0.49
Metals & Mining	0.09
Multi-Utilities & Unregulated Power	0.15
Oil & Gas	0.09
Paper & Forest Products	0.14
Personal Products	0.07
Pharmaceuticals	0.03
Real Estate	0.27
Road & Rail	0.27
Thrifts & Mortgage Finance	0.27
Tobacco	0.18
Wireless Telecommunication Services	0.08
Total U.S. Corporate Bonds	7.30
Asset-Backed Securities	0.53
Commercial Mortgage-Backed Securities	3.93
Mortgage & Agency Debt Securities	3.66
U.S. Government Obligations	9.65
Total U.S. Bonds	25.07

UBS Global Bond Fund — Schedule of Investments

March 31, 2005 (Unaudited)

INTERNATIONAL BONDS
INTERNATIONAL CORPORATE BONDS
Building Products	0.19%
Capital Markets	0.19
Commercial Banks	3.99
Commercial Services & Supplies	0.46
Diversified Financial Services	0.93
Diversified Telecommunication Services	1.13
Electric Utilities	1.17
Food & Staples Retailing	0.41
Household Durables	0.09
Insurance	0.10
Internet Software & Services	0.12
Metals & Mining	0.27
Multi-Utilities & Unregulated Power	0.15
Non-Agency	0.34
Paper & Forest Products	0.12
Tobacco	0.37
Water Utilities	0.57
Wireless Telecommunication Services	0.24
Total International Corporate Bonds	10.84
Foreign Government Bonds	42.17
Sovereign/Supranational Bonds	0.65
Total International Bonds	53.66
TOTAL BONDS	78.73
INVESTMENT COMPANY	16.06
SHORT-TERM INVESTMENT	4.44
TOTAL INVESTMENTS	99.23
CASH AND OTHER ASSETS, LESS LIABILITIES	0.77
NET ASSETS	100.00%

UBS Dynamic Alpha Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
U.S. Bonds — 3.66%
U.S. Government Obligations — 3.66%
U.S. Treasury Bond	$4,418,171	$6,076,040
3.875%, due 04/15/29
U.S. Treasury Notes
2.000%, due 01/15/14	6,644,240	6,800,805
3.500%, due 01/15/11	6,287,116	7,023,319
Total U.S. Bonds (Cost $20,040,776)		19,900,164

	Shares
Investment Companies — 91.10%
UBS Emerging Markets Equity Relationship Fund	3,304,266	53,149,443
UBS International Equity Relationship Fund	9,895,666	138,468,069
UBS Small Cap Equity Relationship Fund	1,421,821	53,680,696
UBS U.S. Large Cap Equity Relationship Fund	15,503,476	249,371,861
Total Investment Companies (Cost $495,262,995)		494,670,069

Short-Term Investment — 2.81%
UBS U.S. Cash Management
Prime Relationship Fund,
yield of 2.76%
(Cost $15,260,087)	15,260,087	15,260,087

Total Investments # — 97.57%
(Cost $530,563,858)		529,830,320
Cash and other assets, less liabilities — 2.43%		13,211,953
Net Assets — 100.00%		$543,042,273

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $530,563,858; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$604,517
Gross unrealized depreciation	(1,338,055)
Net unrealized depreciation	$(733,538)

%             Represents a percentage of net assets.

#                 UBS Dynamic Alpha Fund (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of trustees. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

UBS Dynamic Alpha Fund — Schedule of Investments

March 31, 2005 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

UBS Dynamic Alpha Fund had the following open forward foreign currency contracts as of March 31, 2005:

	Contracts to Deliver	In Exchange For		Maturity Dates	Unrealized Appreciation/ (Depreciation)

Australian Dollar	17,660,000	USD	13,866,985	06/17/05	$284,620
Brazilian Real	22,600,000	USD	8,094,556	05/24/05	(237,492)
British Pound	36,840,000	USD	69,176,932	06/17/05	(175,596)
Canadian Dollar	7,750,000	USD	6,242,054	06/17/05	(168,892)
Euro	36,580,000	USD	47,880,409	06/17/05	248,981
Japanese Yen	945,000,000	USD	9,099,426	06/17/05	207,768
Mexican New Peso	27,200,000	USD	2,363,368	06/17/05	(33,766)
New Turkish Lira	2,200,000	USD	1,582,108	06/17/05	(2,092)
New Zealand Dollar	20,000,000	USD	14,185,125	06/17/05	43,725
South African Rand	42,300,000	USD	6,901,807	06/17/05	170,274
South Korean Won	10,140,000,000	USD	10,017,783	05/24/05	38,614
Swedish Krona	11,200,000	USD	1,610,190	06/17/05	16,602
Swiss Franc	10,250,000	USD	8,669,493	06/17/05	28,300
United States Dollar	5,981,274	AUD	7,800,000	06/17/05	17,732
United States Dollar	3,226,128	EUR	2,400,000	06/17/05	(101,048)
United States Dollar	5,367,236	GBP	2,800,000	06/17/05	(96,143)
United States Dollar	15,593,482	SGD	25,400,000	06/17/05	(161,131)
United States Dollar	14,625,606	THB	561,300,000	06/17/05	(268,271)
United States Dollar	13,672,641	TWD	424,600,000	05/24/05	(108,993)
United States Dollar	2,113,649	ZAR	13,000,000	06/17/05	(44,857)
Total net unrealized depreciation on forward foreign currency contracts					$(341,665)

Currency Type Abbreviations

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South Africa Rand

UBS Dynamic Alpha Fund — Schedule of Investments

March 31, 2005 (Unaudited)

Futures Contracts

UBS Dynamic Alpha Fund had the following open futures contracts as of March 31, 2005:

	Expiration Dates	Cost/ Proceeds	Current Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note Futures Sale Contracts:
10 Year U.S. Treasury Notes, 193 contracts	June 2005	$21,706,844	$21,495,375	$211,469

Index Futures Buy Contracts:
Amsterdam Exchange Index, 133 contracts (EUR)	April 2005	12,884,515	12,747,941	(136,573)
IBEX 35 Index, 16 contracts (EUR)	April 2005	1,947,796	1,922,234	(25,562)
FTSE 100 Index, 468 contracts (GBP)	June 2005	44,422,314	43,442,849	(979,465)
Index Futures Sales Contracts:
S&P ASX 200 Index, 17 contracts (AUD)	June 2005	1,358,431	1,356,787	1,644
S&P Toronto Stock Exchange 60 Index, 168 contracts (CAD)	June 2005	14,800,709	14,844,154	(43,446)
CAC 40 Euro Index, 194 contracts (EUR)	June 2005	10,055,627	10,081,502	(25,875)
DAX Index, 28 contracts (EUR)	June 2005	3,971,652	3,968,806	2,846
S&P MIB Index, 33 contracts (EUR)	June 2005	6,762,838	6,831,701	(68,863)
DJ Euro STOXX 50 Index, 245 contracts (EUR)	June 2005	9,617,759	9,561,980	55,779
Nikkei 225 Index, 353 contracts (JPY)	June 2005	39,021,597	39,415,482	606,114
S&P 500 Index, 583 contracts	June 2005	176,039,785	172,553,425	3,486,360
Russell 2000 Index, 156 contracts	June 2005	49,053,348	48,196,200	857,148
Total net unrealized appreciation on futures contracts				$3,941,576

The segregated aggregate market value of cash collateral pledged to cover margin requirements for the open futures contracts at March 31, 2005 was $16,500,000.

Currency Type Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Industry Diversification (Unaudited)

As a Percent of Net Assets

As of March 31, 2005

U.S. BONDS
U.S. Government Obligations	3.66%
Total U.S. Bonds	3.66
INVESTMENT COMPANIES	91.10
SHORT-TERM INVESTMENT	2.81
TOTAL INVESTMENTS	97.57
CASH AND OTHER ASSETS, LESS LIABILITIES	2.43
NET ASSETS	100.00%

UBS Global Allocation Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Equities — 62.12%
U.S. Equities — 37.51%
Advance Auto Parts, Inc. (a)	120,000	$6,054,000
Aflac, Inc.	229,400	8,547,444
Albertson’s, Inc.	679,000	14,021,350
Allergan, Inc.	384,500	26,711,215
Allstate Corp.	233,200	12,606,792
American Electric Power Co., Inc.	303,900	10,350,834
American International Group, Inc.	148,200	8,211,762
Applied Material, Inc. (a)	623,600	10,133,500
Bristol-Myers Squibb Co.	382,100	9,728,266
Burlington Northern Santa Fe Corp.	466,500	25,158,345
Cephalon, Inc. (a)	191,100	8,949,213
Citigroup, Inc.	1,098,107	49,348,929
Clear Channel Communications, Inc.	242,200	8,348,634
Costco Wholesale Corp.	531,000	23,459,580
Dex Media, Inc.	278,000	5,740,700
Equifax, Inc.	69,700	2,139,093
Exelon Corp.	583,700	26,785,993
ExxonMobil Corp.	468,200	27,904,720
Fifth Third Bancorp.	289,400	12,438,412
FirstEnergy Corp.	409,063	17,160,193
Freddie Mac	410,000	25,912,000
Genzyme Corp. (a)	358,100	20,497,644
Hartford Financial Services Group, Inc.	164,300	11,264,408
Hewlett-Packard Co.	654,600	14,361,924
IAC/InterActiveCorp. (a)	586,100	13,052,447
Illinois Tool Works, Inc.	284,600	25,480,238
Johnson & Johnson	675,238	45,348,984
Johnson Controls, Inc.	233,200	13,003,232
JPMorgan Chase & Co.	763,800	26,427,480
Kimberly-Clark Corp.	239,500	15,742,335
Kohl’s Corp. (a)	213,800	11,038,494
Kroger Co. (a)	862,800	13,830,684
Lockheed Martin Corp.	279,200	17,047,952
Marathon Oil Corp.	313,000	14,685,960
Martin Marietta Materials, Inc.	309,384	17,300,753
Masco Corp.	816,100	28,294,187
Medco Health Solutions, Inc. (a)	292,700	14,509,139
Medtronic, Inc.	156,100	7,953,295
Mellon Financial Corp.	761,800	21,741,772
Microsoft Corp.	1,282,100	30,988,357
Millennium Pharmaceuticals, Inc. (a)	440,300	3,707,326
Morgan Stanley	617,250	35,337,562
Mylan Laboratories, Inc.	708,450	12,553,734
Nextel Communications, Inc., Class A (a)	1,230,600	34,973,652
NiSource, Inc.	302,600	6,896,254
Northrop Grumman Corp.	252,100	13,608,358
Office Depot, Inc. (a)	291,700	6,469,906
Omnicom Group, Inc.	279,300	24,723,636
Oracle Corp. (a)	1,266,600	15,807,168
Pepco Holdings, Inc.	237,600	4,987,224
PNC Financial Services Group, Inc.	264,600	13,621,608
SBC Communications, Inc.	358,600	8,495,234
Sempra Energy	288,300	11,485,872
Time Warner, Inc. (a)	1,118,100	19,622,655
Tribune Co.	268,100	10,689,147
UnitedHealth Group, Inc.	343,200	32,734,416
Univision Communications, Inc. (a)	342,100	9,472,749
Veritas Software Corp. (a)	178,600	4,147,092
Viacom, Inc., Class B	664,400	23,141,052
WellPoint, Inc. (a)	121,700	15,255,095
Wells Fargo & Co.	599,500	35,850,100
Wyeth	667,100	28,138,278
Xilinx, Inc.	287,100	8,391,933
Total U.S. Equities		1,082,390,311

International Equities — 24.61%
Australia — 0.81%
Australia & New Zealand Banking Group Ltd.	288,808	4,606,661
National Australia Bank Ltd.	233,159	5,113,210
Qantas Airways Ltd.	1,474,568	4,049,315
QBE Insurance Group Ltd. (b)	618,144	7,119,881
Woolworths Ltd. (b)	197,961	2,457,781
		23,346,848
Austria — 0.23%
Telekom Austria AG	338,550	6,643,947

UBS Global Allocation Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Belgium — 0.48%
Fortis	220,890	$6,310,011
KBC Groupe S.A.	52,837	4,466,958
Solvay S.A.	25,792	3,082,217
		13,859,186
Canada — 1.44%
Alcan, Inc.	156,920	5,966,293
Bank of Nova Scotia	130,800	4,275,852
BCE, Inc.	179,400	4,485,556
Canadian National Railway Co. (b)	124,500	7,856,821
Canadian Tire Corp. Ltd.	61,600	2,904,724
Cott Corp. (a)	81,000	1,967,674
Great-West Lifeco, Inc.	94,500	2,077,696
Magna International, Inc., Class A	41,300	2,765,053
Petro-Canada	80,400	4,668,430
Shoppers Drug Mart Corp.	136,100	4,540,229
		41,508,328
Finland — 0.60%
Nokia Oyj (a) (b)	641,907	9,977,683
UPM-Kymmene Oyj (b)	331,640	7,370,372
		17,348,055
France — 2.34%
BNP Paribas (b)	152,412	10,825,195
Christian Dior S.A.	19,145	1,399,601
France Telecom S.A.	385,939	11,586,628
LVMH Moet Hennessy Louis Vuitton S.A. (b)	35,645	2,673,012
Pernod-Ricard	13,999	1,959,472
Sanofi-Aventis S.A. (b)	140,416	11,871,082
Total S.A.	97,283	22,821,310
Unibail (b)	35,853	4,261,236
		67,397,536
Germany — 0.51%
Bayerische Motoren Werke AG	74,460	3,391,857
Deutsche Postbank AG (a)	76,154	3,513,561
Fresenius Medical Care AG	51,055	4,143,784
Premiere AG (a)	15,000	622,857
Volkswagen AG	61,358	2,928,197
		14,600,256
Hong Kong — 0.33%
Cheung Kong Holdings Ltd.	381,000	3,382,878
Sun Hung Kai Properties Ltd.	360,000	3,265,657
Television Broadcasts Ltd.	137,000	690,327
Yue Yuen Industrial Holdings (b)	767,500	2,184,605
		9,523,467
Ireland — 0.71%
Bank of Ireland	801,993	12,664,069
CRH PLC	301,516	7,923,516
		20,587,585
Italy — 0.58%
ENI SpA	296,377	7,715,283
UniCredito Italiano SpA	1,548,333	9,115,678
		16,830,961
Japan — 4.14%
Aeon Co., Ltd.	123,200	2,085,969
Bank of Yokohama, Ltd.	569,000	3,479,114
Canon, Inc.	151,300	8,133,648
East Japan Railway Co.	832	4,480,479
Fuji Photo Film Co., Ltd.	107,100	3,925,131
Funai Electric Co., Ltd. (b)	31,400	3,880,965
Honda Motor Co., Ltd.	90,900	4,563,697
Kao Corp.	195,000	4,493,970
Meitec Corp. (b)	38,200	1,335,714
Mitsubishi Corp.	359,600	4,669,824
Murata Manufacturing Co., Ltd. (b)	64,700	3,478,169
NEC Electronics Corp. (b)	29,700	1,388,369
NGK Spark Plug Co., Ltd.	433,000	4,489,501
Nippon Paper Group, Inc.	713	3,299,691
Nissan Motor Co., Ltd.	571,500	5,872,088
Nitto Denko Corp.	112,600	5,916,343
NTT DoCoMo, Inc.	6,104	10,272,251
Rohm Co., Ltd.	74,000	7,160,621
Sekisui House Ltd.	419,000	4,485,368
Shin-Etsu Chemical Co., Ltd.	141,800	5,382,461
SKY Perfect Communications, Inc. (b)	1,215	947,373
Sompo Japan Insurance, Inc. (b)	582,000	6,088,799
Sumitomo Mitsui Financial Group, Inc. (b)	616	4,181,152
Sumitomo Trust & Banking Co., Ltd.	515,000	3,365,604

UBS Global Allocation Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Takefuji Corp.	53,700	$3,624,850
Tokyo Gas Co., Ltd. (b)	487,000	1,966,941
Yamaha Corp. (b)	184,600	2,669,935
Yokogawa Electric Corp. (b)	282,200	3,830,912
		119,468,939
Netherlands — 1.89%
ABN AMRO Holding NV	626,069	15,573,655
ASML Holding N.V. (a) (b)	200,025	3,387,311
Heineken NV (b)	104,508	3,630,571
Koninklijke (Royal) Philips Electronics NV (b)	144,873	4,001,039
Reed Elsevier NV	379,631	5,738,096
Royal KPN NV	487,103	4,368,137
TPG NV	341,255	9,735,090
VNU NV	281,281	8,225,254
		54,659,153
Norway — 0.16%
Telenor ASA	511,400	4,616,401

Singapore — 0.10%
DBS Group Holdings Ltd.	306,000	2,764,445

Sweden — 0.36%
Electrolux AB, B Shares (b)	190,200	4,442,285
Sandvik AB	142,300	5,939,942
		10,382,227
Switzerland — 2.92%
Actelion NV (a) (b)	37,582	3,815,271
Adecco S.A.	96,261	5,306,106
Credit Suisse Group (a) (b)	344,733	14,851,950
Holcim Ltd.	102,749	6,340,456
Mettler Toledo International, Inc. (a)	255,600	12,141,000
Nestle S.A.	41,398	11,366,302
Novartis AG	72,293	3,384,470
Roche Holding AG (b)	143,470	15,431,541
Straumann Holding AG (b)	15,567	3,382,711
Swiss Reinsurance	112,614	8,092,448
		84,112,255
United Kingdom — 7.01%
AstraZeneca PLC	127,507	5,025,951
Balfour Beatty PLC	303,792	1,793,892
Barclays PLC	1,453,981	14,863,664
BP PLC	1,903,337	19,727,053
BT Group PLC	1,809,128	7,025,076
Diageo PLC	714,205	10,067,731
Electrocomponents PLC	575,271	2,690,404
Gallaher Group PLC	501,687	7,157,308
GUS PLC	239,603	4,124,587
HBOS PLC	335,355	5,227,916
HSBC Holdings PLC	335,884	5,312,325
ITV PLC	938,782	2,261,751
Kesa Electricals PLC	646,250	3,690,938
Kingfisher PLC	1,392,334	7,596,881
National Grid Transco PLC	364,699	3,378,485
Prudential PLC	1,246,033	11,913,790
Rentokil Initial PLC	1,279,221	3,915,890
Royal Bank of Scotland Group PLC	568,978	18,105,372
Scottish & Southern Energy PLC	317,699	5,291,856
Shell Transport & Trading Co. PLC	539,652	4,843,700
Tesco PLC	2,117,608	12,664,533
Vodafone Group PLC	9,639,204	25,591,007
Willis Group Holdings Ltd.	356,500	13,144,155
Wolseley PLC	179,595	3,760,139
WPP Group PLC	278,283	3,168,207
		202,342,611
Total International Equities		709,992,200
Total Equities (Cost $1,648,669,731)		1,792,382,511

UBS Global Allocation Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value

Bonds — 27.24%
U.S. Bonds — 19.28%
U.S. Corporate Bonds — 3.10%
Alcoa, Inc.
6.000%, due 01/15/12	$500,000	$533,030
Allstate Corp.
7.200%, due 12/01/09	525,000	580,160
Altria Group, Inc.
7.750%, due 01/15/27	525,000	599,217
American Electric Power Co., Inc.
6.125%, due 05/15/06	900,000	920,014
Anheuser-Busch Cos., Inc.
9.000%, due 12/01/09	125,000	146,715
AT&T Corp.
9.750%, due 11/15/31	450,000	549,000
AvalonBay Communities, Inc.
7.500%, due 08/01/09	275,000	303,523
Avon Products, Inc.
7.150%, due 11/15/09	195,000	215,521
Bank of America Corp.
7.400%, due 01/15/11	2,000,000	2,254,688
Bank One Corp.
7.875%, due 08/01/10	950,000	1,082,149
BellSouth Corp.
6.550%, due 06/15/34	1,025,000	1,096,786
Boeing Capital Corp.
7.375%, due 09/27/10	700,000	786,673
Bombardier Capital, Inc., 144A (b)
6.125%, due 06/29/06	425,000	423,937
Bristol-Myers Squibb Co.
5.750%, due 10/01/11	300,000	313,346
Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	725,000	844,802
C.S. First Boston USA, Inc.
3.875%, due 01/15/09	575,000	559,417
6.500%, due 01/15/12	725,000	784,472
Capital One Financial Corp.
7.250%, due 05/01/06	1,000,000	1,033,077
Caterpillar, Inc.
6.550%, due 05/01/11	275,000	299,524
Cendant Corp.
6.250%, due 01/15/08	300,000	312,254
Centex Corp.
7.875%, due 02/01/11	700,000	791,124
9.750%, due 06/15/05 (b)	155,000	156,586
Citigroup, Inc.
5.000%, due 09/15/14	3,125,000	3,068,050
Comcast Cable Communications, Inc.
6.750%, due 01/30/11	1,800,000	1,944,378
Computer Sciences Corp.
3.500%, due 04/15/08	325,000	316,512
ConAgra Foods, Inc.
6.750%, due 09/15/11	525,000	576,984
Coors Brewing Co.
6.375%, due 05/15/12	300,000	322,350
Countrywide Home Loans, Inc.
3.250%, due 05/21/08	850,000	813,627
DaimlerChrysler N.A. Holding Corp.
4.050%, due 06/04/08	2,550,000	2,476,407
Devon Financing Corp., ULC
6.875%, due 09/30/11	700,000	770,720
Dominion Resources, Inc.
8.125%, due 06/15/10	1,045,000	1,195,428
Dow Chemical Co.
6.125%, due 02/01/11	1,325,000	1,418,093
Duke Capital LLC
5.668%, due 08/15/14	975,000	980,499
Duke Energy Field Services LLC
7.875%, due 08/16/10	1,000,000	1,135,525
Eastman Kodak Co.
6.375%, due 06/15/06	300,000	306,009
EOP Operating LP
7.250%, due 06/15/28	1,000,000	1,109,652
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11	700,000	806,252
FirstEnergy Corp., Series B
6.450%, due 11/15/11	700,000	738,531

UBS Global Allocation Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value
Ford Motor Co. (b)
7.450%, due 07/16/31	$1,475,000	$1,334,263
Ford Motor Credit Co.
5.800%, due 01/12/09	3,425,000	3,271,135
FPL Group Capital, Inc.
7.625%, due 09/15/06	300,000	314,877
General Electric Capital Corp.
6.000%, due 06/15/12	5,550,000	5,913,203
6.750%, due 03/15/32	525,000	606,020
General Motors Acceptance Corp.
6.125%, due 09/15/06	1,950,000	1,941,007
6.875%, due 09/15/11	430,000	389,082
8.000%, due 11/01/31	1,650,000	1,436,891
Goldman Sachs Group, Inc.
6.875%, due 01/15/11	3,075,000	3,354,044
Harrah’s Operating Co., Inc.
7.500%, due 01/15/09	275,000	299,117
Hartford Financial Services Group, Inc.
4.700%, due 09/01/07	575,000	577,748
HSBC Finance Corp.
6.750%, due 05/15/11	1,350,000	1,477,890
ICI Wilmington, Inc.
4.375%, due 12/01/08	600,000	592,599
International Lease Finance Corp.
3.500%, due 04/01/09	825,000	789,623
International Paper Co.
6.750%, due 09/01/11	300,000	328,910
John Deere Capital Corp.
7.000%, due 03/15/12	700,000	786,078
JPMorgan Chase & Co.
6.750%, due 02/01/11	1,550,000	1,696,971
Kraft Foods, Inc.
5.625%, due 11/01/11	975,000	1,011,667
Kroger Co.
7.500%, due 04/01/31	400,000	457,045
Lincoln National Corp.
6.200%, due 12/15/11	275,000	292,934
Lockheed Martin Corp.
8.500%, due 12/01/29	250,000	338,745
Marathon Oil Corp.
6.125%, due 03/15/12	400,000	426,996
Marsh & McLennan Cos., Inc.
6.250%, due 03/15/12	470,000	491,189
McKesson Corp.
7.750%, due 02/01/12	750,000	850,888
Miller Brewing Co., 144A
5.500%, due 08/15/13	1,000,000	1,016,673
Morgan Stanley
6.750%, due 04/15/11	3,050,000	3,324,262
Motorola, Inc.
7.625%, due 11/15/10	265,000	297,769
New Cingular Wireless Services, Inc.
8.750%, due 03/01/31	375,000	494,742
Newell Rubbermaid, Inc.
4.000%, due 05/01/10	140,000	134,422
News America, Inc., 144A
6.200%, due 12/15/34	550,000	543,821
Northwest Airlines, Inc.
8.072%, due 10/01/19	351,236	383,725
Pacific Gas & Electric Co.
6.050%, due 03/01/34	725,000	744,441
PP&L Capital Funding, Inc.
7.750%, due 04/15/05	155,000	155,264
PPL Capital Funding Trust I
4.330%, due 03/01/09	330,000	321,062
PPL Energy Supply LLC
6.400%, due 11/01/11	650,000	702,450
Progress Energy, Inc.
7.000%, due 10/30/31	300,000	329,129
Prudential Financial, Inc.
3.750%, due 05/01/08	500,000	489,655
PSEG Power LLC
7.750%, due 04/15/11	500,000	569,508
Qwest Capital Funding, Inc. (b)
7.900%, due 08/15/10	95,000	90,963
Rohm & Haas Co.
7.850%, due 07/15/29	275,000	355,669

UBS Global Allocation Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value
Safeway, Inc.
7.250%, due 02/01/31	$180,000	$195,808
SBC Communications, Inc.
5.875%, due 02/01/12	800,000	834,064
Sempra Energy
7.950%, due 03/01/10	275,000	309,557
SLM Corp.
5.625%, due 04/10/07	575,000	589,692
Southern California Edison Co.
8.000%, due 02/15/07	450,000	479,164
Sprint Capital Corp.
8.375%, due 03/15/12	775,000	905,741
Time Warner, Inc.
7.625%, due 04/15/31	725,000	851,705
Travelers Property Casualty Corp.
5.000%, due 03/15/13	350,000	344,085
TXU Energy Co. LLC
7.000%, due 03/15/13	1,175,000	1,285,893
U.S. Bank N.A.
6.375%, due 08/01/11	625,000	677,003
Union Pacific Corp.
6.700%, due 12/01/06	475,000	493,828
UST, Inc.
6.625%, due 07/15/12	250,000	274,674
Valero Energy Corp.
7.500%, due 04/15/32	525,000	632,902
Verizon New York, Inc.
6.875%, due 04/01/12	550,000	599,507
Verizon New York, Inc., Series B
7.375%, due 04/01/32	975,000	1,094,215
Viacom, Inc.
6.625%, due 05/15/11	400,000	430,311
Wachovia Bank N.A.
7.800%, due 08/18/10	1,150,000	1,317,312
Washington Mutual, Inc.
5.625%, due 01/15/07	2,725,000	2,786,304
Waste Management, Inc.
7.375%, due 08/01/10	275,000	306,473
Wells Fargo Bank N.A.
6.450%, due 02/01/11	1,925,000	2,089,684
Weyerhaeuser Co.
7.375%, due 03/15/32	500,000	584,552
Wyeth
5.500%, due 03/15/13	350,000	355,782
Xcel Energy, Inc.
7.000%, due 12/01/10	300,000	330,362
		89,266,127
Asset-Backed Securities — 0.91%
Americredit Automobile Receivables Trust, 01-B, Class A4
5.370%, due 06/12/08	439,285	442,778
Associates Manufactured Housing Pass Thru CTFS 99-2, Class A5
6.900%, due 06/15/27	202,487	205,238
Capital One Multi-Asset Execution Trust, 03-A1, Class A1 †
3.200%, due 01/15/09	280,000	281,010
Centerpoint Energy Transition Bond Co., LLC, 01-1, Class A4
5.630%, due 09/15/15	310,000	322,789
Conseco Finance Securitizations Corp., 00-1, Class A4
7.620%, due 05/01/31	2,121,250	2,157,287
Conseco Finance Securitizations Corp., 00-2, Class A4
8.480%, due 12/01/30	1,849,295	1,908,817
Conseco Finance Securitizations Corp., 00-5, Class A4
7.470%, due 02/01/32	584,942	597,135
Countrywide Asset-Backed Certificates, 03-SD3, Class A1, 144A †
3.270%, due 12/25/32	157,202	158,118
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A †
3.190%, due 06/25/33	647,207	648,452
First Franklin Mortgage Loan Asset Backed Certificates, 04-FFB, Class A1 (c)
4.167%, due 06/25/24	1,263,665	1,249,830
Granite Mortgages PLC, 04-1, Class 1C†
3.950%, due 03/20/44	5,125,000	5,149,170
GreenTree Financial Corp., 96-4, Class A6
7.400%, due 06/15/27	375,108	395,991
Metris Master Trust, 04-2, Class B †
3.520%, due 10/20/10	1,500,000	1,499,069
Metris Master Trust, 04-2, Class C, 144A†
4.200%, due 10/20/10	2,500,000	2,515,234
Paragon Mortgages PLC, 7A, Class B1A, 144A†
3.544%, due 05/15/43	1,040,000	1,042,673
Peco Energy Transition Trust, 99-A, Class A7
6.130%, due 03/01/09	230,000	240,784

UBS Global Allocation Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value
Providian Gateway Master Trust, 04-AA, Class A, 144A†
3.040%, due 03/15/11	$2,000,000	$2,006,600
Providian Gateway Master Trust, 04-AA, Class C, 144A†
3.710%, due 03/15/11	400,000	401,920
Providian Gateway Master Trust, 04-AA, Class D, 144A†
4.660%, due 03/15/11	460,000	470,120
Providian Gateway Master Trust, 04-BA, Class D, 144A†
4.210%, due 07/15/10	840,000	846,401
Providian Gateway Master Trust, 04-EA, Class C, 144A†
3.390%, due 11/15/11	3,000,000	3,007,617
RAFC Asset-Backed Trust, 01-1, Class A3 (c)
5.115%, due 11/25/29	269,379	269,830
Sears Credit Account Master Trust, 01-1, Class A †
2.990%, due 02/15/10	280,000	279,920
Structured Asset Securities Corp., 03-AL2, Class A, 144A
3.357%, due 01/25/31	261,867	244,179
Vanderbilt Mortgage Finance, 00-B, Class 1A3
8.255%, due 05/07/17	52,111	52,666
		26,393,628
Commercial Mortgage-Backed Securities — 1.60%
Asset Securitization Corp., 95-MD4, Class A3 †
7.384%, due 08/13/29	3,250,000	3,475,635
C.S. First Boston Mortgage Securities Corp., 99-C1 Class A2
7.290%, due 09/15/41	3,500,000	3,824,111
C.S. First Boston Mortgage Securities Corp., 01-CF2, Class A1
5.257%, due 02/15/34	94,415	94,579
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class E, 144A †
4.310%, due 11/15/13	282,071	281,980
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class F, 144A †
3.453%, due 11/15/13	515,000	510,249
DLJ Commercial Mortgage Corp., 99-CG3, Class A1B
7.340%, due 10/10/32	385,000	425,473
DLJ Commercial Mortgage Corp., 00-CKP1, Class A1B
7.180%, due 11/10/33	1,275,000	1,409,973
First Union Lehman Brothers Bank of America, 98-C2, Class A1
6.280%, due 11/18/35	103,100	103,050
First Union Lehman Commercial Mortgage Securities, Inc., 97-C2, Class A3
6.650%, due 11/18/29	1,005,733	1,052,643
Four Times Square Trust, 00-4TS, Class C, 144A
7.860%, due 04/15/15	6,000,000	6,765,031
Greenwich Capital Commercial Funding Corp., 03-FL1, Class A, 144A†
3.190%, due 07/05/18	83,461	83,492
GS Mortgage Securities Corp., II, 98-GLII, Class A1
6.312%, due 04/13/31	1,733,067	1,781,909
Heller Financial Commercial Mortgage Assets, 99-PH1, Class A1
6.500%, due 05/15/31	608,321	624,882
Host Marriott Pool Trust, 99-HMTA, Class A, 144A
6.980%, due 08/03/15	280,225	295,734
Host Marriott Pool Trust, 99-HMTA, Class C, 144A
7.730%, due 08/03/15	750,000	827,996
Host Marriott Pool Trust, 99-HMTA, Class D, 144A
7.970%, due 08/03/15	500,000	549,598
Host Marriott Pool Trust, 99-HMTA, Class E, 144A
8.070%, due 08/03/15	460,000	496,625
JPMorgan Commercial Mortgage Finance Corp., 99-C8, Class A1
7.325%, due 07/15/31	586,083	605,662
JPMorgan Commercial Mortgage Finance Corp., 99-C8, Class A2
7.400%, due 07/15/31	1,000,000	1,094,622
LB Commercial Conduit Mortgage Trust, 99-C1, Class A1
6.410%, due 06/15/31	366,978	375,550
LB Commercial Conduit Mortgage Trust, 99-C2, Class A2
7.325%, due 10/15/32	580,000	636,249
Mach One Trust Commercial Mortgage-Backed, 04-1A, Class A1, 144A
3.890%, due 05/28/40	2,686,682	2,634,628
Meristar Commercial Mortgage Trust, 99-C1, Class A2, 144A
7.610%, due 03/03/16	6,500,000	7,208,435
Merrill Lynch Mortgage Investors, Inc., 97-C1, Class A3
7.120%, due 06/18/29	241,946	250,666
Merrill Lynch Mortgage Investors, Inc., 98-C1, Class A1†
6.310%, due 11/15/26	1,160,591	1,175,954
Morgan Stanley Capital I, 96-WF1, Class A3, 144A†
7.700%, due 11/15/28	164,892	166,918
Morgan Stanley Dean Witter Capital I, 00-LIFE, Class A1
7.420%, due 11/15/36	323,346	341,233
Morgan Stanley Dean Witter Capital I, 00-LIFE, Class A2
7.570%, due 11/15/36	150,000	166,753
Nomura Asset Securities Corp., 96-MD5, Class A4†
7.417%, due 04/13/39	3,500,000	3,662,854

UBS Global Allocation Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value
Nomura Asset Securities Corp., 98-D6, Class A1A
6.280%, due 03/15/30	$1,114,121	$1,142,646
PNC Mortgage Acceptance Corp., 00-C1, Class A2
7.610%, due 02/15/10	2,000,000	2,214,463
Prudential Mortgage Capital Funding LLC, 00-ROCK, Class A2
6.605%, due 05/10/34	1,055,000	1,149,592
Salomon Brothers Mortgage Securities VII, 00-C3, Class A2
6.592%, due 12/18/33	540,000	582,329
Starwood Asset Receivables Trust, 03-1A, Class A1, 144A†
3.100%, due 08/28/22	256,540	256,566
		46,268,080
Mortgage & Agency Debt Securities — 8.13%
Bear Stearns Alt-A Trust, 05-3, Class B1 †
5.424%, due 04/25/35	7,400,000	7,437,000
C.S. First Boston Mortgage Securities Corp., 01-26, Class 5A1 †
7.405%, due 11/25/31	146,270	147,152
C.S. First Boston Mortgage Securities Corp., 02-10, Class 2A1
7.500%, due 05/25/32	40,845	41,963
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	1,321,610	1,338,437
C.S. First Boston Mortgage Securities Corp., 03-27, Class 9A1
7.000%, due 11/25/33	598,952	612,915
Countrywide Alternative Loan Trust, 05-J2, Class 2A1
7.500%, due 04/25/35	4,208,260	4,430,735
Countrywide Home Loan Mortgage Pass Thru Trust, 03-20, Class 3A2
4.750%, due 07/25/18	743,808	743,216
Federal Home Loan Mortgage Corp.
3.500%, due 04/01/08	5,665,000	5,551,083
3.875%, due 01/12/09	2,600,000	2,547,553
5.000%, due 01/30/14 (b)	5,335,000	5,265,037
5.125%, due 07/15/12 (b)	5,125,000	5,249,942
6.875%, due 09/15/10	7,035,000	7,813,106
Federal Home Loan Mortgage Corp., 2148, Class ZA
6.000%, due 04/15/29	1,168,269	1,187,004
Federal Home Loan Mortgage Corp., 2426, Class GH
6.000%, due 08/15/30	1,092,047	1,115,564
Federal Home Loan Mortgage Corp., Gold
5.000%, due 11/01/07	93,316	94,762
5.500%, due 09/01/17	71,484	73,017
5.500%, due 01/01/18	146,767	149,916
5.500%, due 04/01/18	483,203	493,681
5.500%, due 01/01/19	2,224,871	2,273,117
6.000%, due 12/01/17	408,862	422,462
6.000%, due 10/01/29	40,259	41,342
6.000%, due 12/01/30	486,257	498,589
6.000%, due 03/01/31	630,917	647,541
6.000%, due 07/01/34	2,008,830	2,056,637
6.000%, due 11/01/34	4,444,470	4,550,242
6.500%, due 02/01/17	166,019	173,666
6.500%, due 10/01/17	851,908	891,221
6.500%, due 01/01/29	3,007,995	3,132,792
6.500%, due 04/01/29	92,540	96,325
6.500%, due 11/01/29	1,887,524	1,966,805
7.000%, due 06/01/28	289,088	304,888
7.000%, due 04/01/32	2,900,940	3,057,987
Federal National Mortgage Association
5.500%, TBA	5,350,000	5,450,313
6.500%, TBA	21,165,000	21,958,688
3.337%, due 09/01/33 †	182,885	183,245
3.785%, due 07/01/34 †	1,884,069	1,942,497
3.800%, due 08/01/33 †	4,202,039	4,172,617
3.957%, due 05/01/33 †	561,069	575,967
4.309%, due 03/01/34 †	618,800	616,305
4.367%, due 01/01/35 †	4,283,789	4,228,530
4.378%, due 06/01/33 †	462,224	460,957
4.664%, due 01/01/35 †	5,912,135	5,873,712
4.954%, due 02/01/35 †	13,408,085	13,588,116
5.000%, due 03/01/34	8,774,545	8,603,444
5.500%, due 03/15/11	5,670,000	5,922,423
5.500%, due 11/01/23	208,929	209,525
6.000%, due 09/01/08	2,319,290	2,368,800
6.000%, due 06/01/14	1,618,197	1,672,506
6.000%, due 08/01/17	1,038,419	1,073,016
6.000%, due 04/01/18	446,269	461,127
6.000%, due 03/01/20	7,277,474	7,521,671
6.000%, due 11/01/28	193,450	198,491
6.000%, due 03/01/29	1,162,673	1,192,321
6.000%, due 07/01/29	1,040,665	1,068,333

UBS Global Allocation Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value
6.000%, due 06/01/31	$18,876	$19,347
6.000%, due 01/01/33	2,899,138	2,967,160
6.000%, due 12/01/33	2,094,267	2,141,215
6.000%, due 01/01/35	3,793,130	3,878,105
6.250%, due 02/01/11 (b)	4,295,000	4,589,354
6.500%, due 12/01/10	2,523,992	2,607,371
6.500%, due 03/01/17	745,800	779,015
6.500%, due 06/01/17	772,473	806,871
6.500%, due 03/01/28	204,660	213,325
6.500%, due 05/01/28	2,399,405	2,499,638
6.500%, due 10/01/28	1,290,142	1,344,037
6.500%, due 12/01/28	218,472	227,598
6.500%, due 04/01/29	821,301	855,334
6.500%, due 06/01/29	929,943	968,240
6.500%, due 08/01/29	292,043	304,069
6.500%, due 10/01/29	2,247,172	2,341,046
6.500%, due 12/01/29	2,694,405	2,808,482
6.500%, due 05/01/30	199,930	208,282
6.500%, due 11/01/31	12,601	13,106
6.500%, due 01/01/35	4,487,839	4,659,419
7.000%, due 08/01/32	1,575,942	1,662,197
7.000%, due 05/01/33	228,950	241,272
7.000%, due 01/01/34	1,029,963	1,088,098
7.500%, due 05/01/31	35,082	37,531
7.500%, due 02/01/33	554,181	593,357
Federal National Mortgage Association Grantor Trust, 00-T6, Class A1
7.500%, due 06/25/30	532,641	559,081
Federal National Mortgage Association Grantor Trust, 01-T4, Class A1
7.500%, due 07/25/41	2,333,808	2,449,273
Federal National Mortgage Association Grantor Trust, 01-T5, Class A3 †
7.500%, due 06/19/30	120,809	126,671
Federal National Mortgage Association Grantor Trust, 02-T19, Class A1
6.500%, due 07/25/42	2,893,809	2,991,618
Federal National Mortgage Association Whole Loan, 95-W3, Class A
9.000%, due 04/25/25	1,949	2,117
Federal National Mortgage Association Whole Loan, 01-W3, Class A
7.000%, due 09/25/41	130,794	135,383
Federal National Mortgage Association Whole Loan, 03-W6, Class 6A †
4.185%, due 08/25/42	419,909	428,588
Federal National Mortgage Association Whole Loan, 04-W11, Class 1A3
7.000%, due 05/25/44	3,354,251	3,516,895
First Horizon Alternative Mortgage Securities, 04-AA3, Class A1 †
5.355%, due 09/25/34	2,488,986	2,499,791
First Horizon Asset Securities, Inc., 04-FL1, Class 1A1 †
3.120%, due 02/25/35	2,761,490	2,758,079
Government National Mortgage Association
4.125%, due 10/20/29 †	331,121	336,011
6.000%, due 11/20/28	58,456	60,142
6.000%, due 01/15/29	65,476	67,454
6.000%, due 02/20/29	50,550	51,999
6.000%, due 05/20/29	128,709	132,397
6.000%, due 07/15/29	1,170,845	1,206,222
6.500%, due 03/15/26	571,166	598,740
6.500%, due 04/15/31	612,876	640,894
6.500%, due 01/20/34	1,457,515	1,521,957
8.000%, due 12/15/22	17,532	18,929
MLCC Mortgage Investors, Inc., 03-D, Class XA1 † †† (d)
1.000%, due 08/25/28	11,583,481	159,725
Sequoia Mortgage Trust, 04-11, Class XAI † †† (d)
0.603%, due 12/20/34	85,553,855	2,603,891
Structured Adjustable Rate Mortgage Loan Trust, 04-3AC, Class A1 †
4.940%, due 03/25/34	1,085,328	1,068,273
Structured Asset Securities Corp., 02-23XS, Class A7 (c)
6.080%, due 11/25/32	5,170,000	5,220,970
Washington Mutual, 04-AR7, Class A6 †
3.954%, due 07/25/34	10,000,000	9,721,523
Wells Fargo Mortgage Backed Securities Trust, 03-18, Class A2
5.250%, due 12/25/33	4,147,193	4,058,290
		234,536,683
U.S. Government Obligations — 5.54%
U.S. Treasury Bonds
5.375%, due 02/15/31 (b)	2,240,000	2,441,338
6.250%, due 08/15/23 (b)	1,810,000	2,107,448
6.250%, due 05/15/30 (b)	4,255,000	5,112,314
8.750%, due 05/15/17 (b)	7,120,000	9,783,606

UBS Global Allocation Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount		Value
U.S. Treasury Notes
2.500%, due 10/31/06 (b)	$38,675,000		$37,967,982
2.875%, due 11/30/06 (b)	48,915,000		48,250,050
3.625%, due 01/15/10 (b)	28,020,000		27,349,061
4.750%, due 05/15/14 (b)	26,290,000		26,782,938
			159,794,737
Total U.S. Bonds			556,259,255

International Bonds — 7.96%
International Corporate Bonds — 0.44%
Canada — 0.07%
Anadarko Finance Co., Series B
7.500%, due 05/01/31		$300,000	368,107
Bombardier, Inc., 144A (b)
6.300%, due 05/01/14	900,000		756,000
Burlington Resources Finance Co.
6.680%, due 02/15/11	250,000		271,732
TELUS Corp.
8.000%, due 06/01/11	500,000		579,018
			1,974,857
Cayman Islands — 0.07%
SMFG Finance Ltd.
2.250%, due 07/11/05	JPY	27,000,000	582,496
2.250%, due 07/11/05, 144A	60,000,000		1,295,261
			1,877,757
France — 0.01%
France Telecom S.A.
8.750%, due 03/01/31		$205,000	269,811

Germany — 0.15%
Landwirtschaftliche Rentenbank
6.000%, due 09/15/09	AUD	5,790,000	4,467,532

Luxembourg — 0.01%
Telecom Italia Capital S.A.
5.250%, due 11/15/13		$325,000	321,087

Netherlands — 0.01%
Deutsche Telekom International Finance BV
8.750%, due 06/15/30		$295,000	385,816

United Kingdom — 0.12%
Abbey National PLC
7.950%, due 10/26/29		$295,000	381,390
HSBC Holdings PLC
5.250%, due 12/12/12	325,000		329,342
Permanent Financing PLC, 04, Class 2C † (a)(b)
3.690%, due 06/10/42	2,500,000		2,499,952
Royal Bank of Scotland Group PLC
9.118%, due 03/31/10	225,000		265,922
			3,476,606
Total International Corporate Bonds			12,773,466

Foreign Government Bonds — 7.30%
Austria — 0.67%
Republic of Austria
3.800%, due 10/20/13, 144A	EUR	6,190,000	8,200,662
5.875%, due 07/15/06	8,215,000		11,144,581
			19,345,243
Belgium — 0.24%
Government of Belgium
5.750%, due 03/28/08	EUR	4,905,000	6,924,238

Canada — 0.29%
Government of Canada
5.000%, due 06/01/14	CAD	1,360,000	1,180,874
5.750%, due 06/01/29	1,685,000		1,590,879
6.000%, due 06/01/08	3,715,000		3,297,333
6.000%, due 06/01/11	1,460,000		1,333,592
8.000%, due 06/01/23	850,000		984,766
			8,387,444
Finland — 0.48%
Government of Finland
5.000%, due 07/04/07	EUR	2,905,000	3,976,093
5.750%, due 02/23/11	6,600,000		9,740,842
			13,716,935

UBS Global Allocation Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount		Value
France — 1.13%
Government of France
5.000%, due 10/25/16	EUR	5,085,000	$7,381,808
5.500%, due 04/25/07	2,855,000		3,929,673
5.500%, due 04/25/10	5,405,000		7,819,295
5.500%, due 04/25/29	3,230,000		5,092,053
8.500%, due 10/25/19	4,285,000		8,432,859
			32,655,688
Germany — 2.77%
Bundesobligation
3.500%, due 10/10/08	EUR	4,945,000	6,571,339
Deutsche Bundesrepublik
4.500%, due 07/04/09	17,785,000		24,532,405
4.750%, due 07/04/34	6,070,000		8,733,963
5.000%, due 07/04/12	9,425,000		13,529,941
6.000%, due 01/04/07	13,145,000		18,102,305
6.500%, due 07/04/27	4,745,000		8,339,633
			79,809,586
Italy — 0.73%
Buoni Poliennali Del Tesoro
4.250%, due 02/01/15	EUR	4,160,000	5,641,621
5.250%, due 11/01/29	2,265,000		3,388,054
8.750%, due 07/01/06	8,605,000		12,053,742
			21,083,417
Mexico — 0.08%
United Mexican States
8.125%, due 12/30/19		$2,150,000	2,463,900

Netherlands — 0.32%
Government of Netherlands
5.000%, due 07/15/11	EUR	6,500,000	9,272,037

Sweden — 0.13%
Government of Sweden
6.750%, due 05/05/14	SEK	11,425,000	2,009,497
8.000%, due 08/15/07	11,520,000		1,838,601
			3,848,098
United Kingdom — 0.46%
U.K. Gilts
4.750%, due 09/07/15	GBP	4,100,000	7,784,563
5.000%, due 03/07/25	2,750,000		5,437,622
			13,222,185
Total Foreign Government Bonds			210,728,771

Sovereign/Supranational Bonds — 0.22%
Eurofima
6.500%, due 08/22/11	AUD	6,660,000	5,263,406
European Investment Bank
5.750%, due 09/15/09	804,000		616,765
Pemex Project Funding Master Trust
8.000%, due 11/15/11		$320,000	354,080
			6,234,251
Total International Bonds			229,737,488
Total Bonds (Cost $784,391,918)			785,995,743

	Shares
Investment Companies — 8.79%
UBS Emerging Markets Equity Relationship Fund	9,029,816		145,245,500
UBS High Yield Relationship Fund	1,411,454		26,162,010
UBS Small Cap Equity Relationship Fund	2,175,127		82,121,715
Total Investment Companies (Cost $205,160,508)			253,529,225

Short-Term Investments — 2.25%
Other — 2.21%
UBS Supplementary Trust
U.S. Cash Management Prime Fund,
yield of 2.77%	63,885,498		63,885,498

	Face
	Amount
U.S. Government Obligation — 0.04%
U.S. Treasury Bills, yield 2.63%
due 07/21/05 (e)		$1,000,000	991,385

Total Short-Term Investments (Cost $64,877,373)			64,876,883

	Shares
Investment of Cash Collateral for Securities Loaned — 3.77%
UBS Supplementary Trust
U.S. Cash Management Prime Fund,
yield of 2.77% (Cost $108,882,459)	108,882,459		108,882,459

UBS Global Allocation Fund — Schedule of Investments

March 31, 2005 (Unaudited)

Total Investments # —104.17%
(Cost $2,811,981,989)	3,005,666,821
Liabilities, in excess of cash and other assets — (4.17%)	(120,325,601)
Net Assets — 100.00%	$2,885,341,220

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $2,811,981,989; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$230,795,323
Gross unrealized depreciation	(37,110,491)
Net unrealized appreciation	$193,684,832

†	Variable rate security — The rate disclosed is that in effect at March 31, 2005.
††

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

(a)	Non-income producing security.
(b)	Securities, or portion thereof, were on loan at March 31, 2005.
(c)	Steps Bonds - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is the ultimate maturity date.
(d)	Security is illiquid. These securities amounted to $2,763,616 or 0.10% of net assets.
(e)	This security was pledged to cover margin requirements for futures contracts.
%	Represents a percentage of net assets.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the value of these securities amounted to $44,461,172 or 1.54% of net asets.

#

UBS Global Allocation Fund (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of trustees. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krone
TBA

(To Be Assigned) Securities are purchase on a forward commitment basis with an approximate principal amount (generally+/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

UBS Global Allocation Fund — Schedule of Investments

March 31, 2005 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

UBS Global Allocation Fund had the following open forward foreign currency contracts as of March 31, 2005:

	Contracts to Deliver	In Exchange For		Maturity Dates	Unrealized Appreciation/ (Depreciation)

Australian Dollar	34,900,000	USD	27,468,045	06/03/05	$600,280
British Pound	74,200,000	USD	138,671,226	06/03/05	(1,099,313)
Euro	52,060,000	USD	69,668,571	06/03/05	1,904,673
South African Rand	74,000,000	USD	12,228,373	06/03/05	433,195
Swiss Franc	32,900,000	USD	28,653,755	06/03/05	943,824
United States Dollar	15,314,160	GBP	8,000,000	06/03/05	(244,560)
United States Dollar	153,483,469	JPY	15,650,000,000	06/03/05	(6,405,988)
United States Dollar	63,055,788	SGD	102,700,000	06/03/05	(681,054)
United States Dollar	42,650,419	THB	1,680,000,000	06/03/05	321,828
United States Dollar	12,050,743	ZAR	74,000,000	06/03/05	(255,565)
Total net unrealized depreciation on forward foreign currency contracts					$(4,482,680)

Currency Type Abbreviations

GBP	British Pound
JPY	Japanese Yen
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

FUTURES CONTRACTS

UBS Global Allocation Fund had the following open futures contracts as of March 31, 2005:

	Expiration Date	Cost/ Proceeds	Current Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note Futures Buy Contracts:
5 Year U.S. Treasury Notes, 228 contracts	June 2005	$24,622,034	$24,417,375	$(204,659)
10 Year U.S. Treasury Notes, 20 contracts	June 2005	2,177,249	2,185,313	8,063

Index Futures Sale Contracts:
S&P 500 Index, 101 contracts	June 2005	30,661,631	29,893,475	768,156
Total net unrealized appreciation on futures contracts				$571,560

The aggregate market value of investments pledged to cover margin requirements for the open futures contracts at March 31, 2005 was $991,385.

Industry Diversification (Unaudited)

As a Percent of Net Assets

As of March 31, 2005

EQUITIES
U.S. EQUITIES
Aerospace & Defense	1.06%
Auto Components	0.45
Biotechnology	1.15
Building Products	0.98
Capital Markets	1.98
Commercial Banks	2.15
Commercial Services & Supplies	0.07
Computers & Peripherals	0.50
Construction Materials	0.60
Diversified Financial Services	2.63
Diversified Telecommunication Services	0.29
Electric Utilities	2.05
Electronic Equipment & Instruments	0.42
Food & Staples Retailing	1.78
Gas Utilities	0.24
Health Care Equipment & Supplies	0.28
Health Care Providers & Services	2.17
Household Products	0.55
Insurance	1.41
Internet & Catalog Retail	0.45
Machinery	0.88
Media	3.53

UBS Global Allocation Fund — Schedule of Investments

March 31, 2005 (Unaudited)

Multi-Utilities & Unregulated Power	0.40%
Multiline Retail	0.38
Oil & Gas	1.05
Pharmaceuticals	4.24
Road & Rail	0.87
Semiconductors & Semiconductor Equipment	0.64
Software	1.77
Specialty Retail	0.43
Thrifts & Mortgage Finance	0.90
Wireless Telecommunication Services	1.21
Total U.S. Equities	37.51
INTERNATIONAL EQUITIES
Air Freight & Logistics	0.34
Airlines	0.14
Auto Components	0.25
Automobiles	0.58
Beverages	0.61
Biotechnology	0.13
Capital Markets	0.51
Chemicals	0.50
Commercial Banks	4.42
Commercial Services & Supplies	0.37
Communications Equipment	0.35
Construction & Engineering	0.06
Construction Materials	0.49
Consumer Finance	0.13
Diversified Financial Services	0.22
Diversified Telecommunication Services	1.34
Electric Utilities	0.18
Electronic Equipment & Instruments	0.35
Food & Staples Retailing	0.75
Food Products	0.39
Health Care Equipment & Supplies	0.12
Health Care Providers & Services	0.14
Household Durables	0.58
Household Products	0.16
Insurance	1.68
Internet & Catalog Retail	0.14
Leisure Equipment & Products	0.23
Machinery	0.21
Media	0.75
Metals & Mining	0.21
Multi-Utilities & Unregulated Power	0.12
Multiline Retail	0.10
Office Electronics	0.28
Oil & Gas	2.57
Paper & Forest Products	0.37
Pharmaceuticals	1.24
Real Estate	0.38
Road & Rail	0.43
Semiconductors & Semiconductor Equipment	0.41
Specialty Retail	0.39
Textiles, Apparel & Luxury Goods	0.22
Tobacco	0.25
Trading Companies & Distributors	0.29
Wireless Telecommunication Services	1.23
Total International Equities	24.61
TOTAL EQUITIES	62.12

BONDS
U.S. BONDS
U.S. CORPORATE BONDS
Aerospace & Defense	0.01
Airlines	0.01
Automobiles	0.25
Beverages	0.05
Capital Markets	0.29
Chemicals	0.08
Commercial Banks	0.26
Commercial Services & Supplies	0.05
Communications Equipment	0.01
Consumer Finance	0.33
Diversified Financial Services	0.38
Diversified Telecommunication Services	0.18

UBS Global Allocation Fund — Schedule of Investments

March 31, 2005 (Unaudited)

Electric Utilities	0.22%
Food & Staples Retailing	0.02
Food Products	0.06
Gas Utilities	0.01
Hotels, Restaurants & Leisure	0.01
Household Durables	0.04
Insurance	0.10
IT Services	0.01
Leisure Equipment & Products	0.01
Machinery	0.01
Media	0.13
Metals & Mining	0.02
Multi-Utilities & Unregulated Power	0.13
Oil & Gas	0.08
Paper & Forest Products	0.03
Personal Products	0.01
Pharmaceuticals	0.02
Real Estate	0.05
Road & Rail	0.07
Thrifts & Mortgage Finance	0.12
Tobacco	0.03
Wireless Telecommunication Services	0.02
Total U.S. Corporate Bonds	3.10
Asset-Backed Securities	0.91
Commercial Mortgage-Backed Securities	1.60
Mortgage & Agency Debt Securities	8.13
U.S. Government Obligations	5.54
Total U.S. Bonds	19.28
INTERNATIONAL BONDS
INTERNATIONAL CORPORATE BONDS
Aerospace & Defense	0.03
Commercial Banks	0.19
Diversified Financial Services	0.06
Diversified Telecommunication Services	0.05
Non-Agency	0.09
Oil & Gas	0.02
Total International Corporate Bonds	0.44
Foreign Government Bonds	7.30
Sovereign/Supranational Bond	0.22
Total International Bonds	7.96
TOTAL BONDS	27.24
INVESTMENT COMPANIES	8.79
SHORT-TERM INVESTMENTS	2.25
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	3.77
TOTAL INVESTMENTS	104.17
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(4.17)
NET ASSETS	100.00%

UBS Global Equity Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Equities — 99.65%
U.S. Equities — 46.84%
Advance Auto Parts, Inc. (a)	4,600	$232,070
Albertson’s, Inc.	116,300	2,401,595
Allergan, Inc.	72,700	5,050,469
Allstate Corp.	34,500	1,865,070
Altria Group, Inc.	94,000	6,146,660
American Electric Power Co., Inc.	61,900	2,108,314
American International Group, Inc.	32,000	1,773,120
Applied Material, Inc. (a)	218,100	3,544,125
Bristol-Myers Squibb Co.	94,900	2,416,154
Burlington Northern Santa Fe Corp.	108,500	5,851,405
Cephalon, Inc. (a)	57,900	2,711,457
Citigroup, Inc.	311,900	14,016,786
Clear Channel Communications, Inc.	64,500	2,223,315
Costco Wholesale Corp.	72,100	3,185,378
Fifth Third Bancorp.	47,900	2,058,742
FirstEnergy Corp.	58,307	2,445,979
Freddie Mac	102,400	6,471,680
General Electric Co.	211,600	7,630,296
Genzyme Corp. (a)	78,600	4,499,064
Hewlett-Packard Co.	160,291	3,516,784
IAC/InterActiveCorp. (a)	90,400	2,013,208
Illinois Tool Works, Inc.	59,500	5,327,035
Johnson & Johnson	135,802	9,120,462
JPMorgan Chase & Co.	137,500	4,757,500
Kohl’s Corp. (a)	29,800	1,538,574
Kroger Co. (a)	125,500	2,011,765
Lockheed Martin Corp.	63,000	3,846,780
Lucent Technologies, Inc. (a)	1,067	715
Masco Corp.	210,900	7,311,903
Medco Health Solutions, Inc. (a)	77,900	3,861,503
Mellon Financial Corp.	227,800	6,501,412
Microsoft Corp.	341,200	8,246,804
Millennium Pharmaceuticals, Inc. (a)	96,900	815,898
Morgan Stanley	150,800	8,633,300
Mylan Laboratories, Inc.	183,300	3,248,076
Nextel Communications, Inc., Class A (a)	273,700	7,778,554
NiSource, Inc.	73,300	1,670,507
Northrop Grumman Corp.	40,200	2,169,996
Office Depot, Inc. (a)	66,600	1,477,188
Omnicom Group, Inc.	59,500	5,266,940
Oracle Corp. (a)	281,600	3,514,368
Pepco Holdings, Inc.	85,100	1,786,249
PNC Financial Services Group, Inc.	37,000	1,904,760
SBC Communications, Inc.	137,800	3,264,482
Sempra Energy	72,400	2,884,416
St. Paul Travelers Cos., Inc.	54,663	2,007,772
Time Warner, Inc. (a)	194,600	3,415,230
UnitedHealth Group, Inc.	54,200	5,169,596
Univision Communications, Inc. (a)	88,100	2,439,489
Veritas Software Corp. (a)	26,700	619,974
Viacom, Inc., Class B	156,500	5,450,895
Wells Fargo & Co.	97,400	5,824,520
Wyeth	184,700	7,790,646
Xilinx, Inc.	82,800	2,420,244
Total U.S. Equities		214,239,224

International Equities — 52.81%
Australia — 1.88%
National Australia Bank Ltd.	103,862	2,277,709
Qantas Airways Ltd.	874,966	2,402,746
QBE Insurance Group Ltd.	339,911	3,915,150
		8,595,605
Austria — 0.68%
Telekom Austria AG	158,736	3,115,149

UBS Global Equity Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Canada — 2.89%
Alcan, Inc.	40,700	$1,547,465
BCE, Inc.	111,000	2,775,344
Jean Coutu Group, Inc.	114,000	1,764,863
Magna International, Inc., Class A	35,300	2,363,351
Shoppers Drug Mart Corp.	55,000	1,834,773
Suncor Energy, Inc.	72,700	2,928,190
		13,213,986
Finland — 0.78%
Nokia Oyj (a)	228,550	3,552,539

France — 6.21%
BNP Paribas	80,066	5,686,757
France Telecom S.A.	201,442	6,047,675
Sanofi-Aventis S.A.	26,423	2,233,859
Total S.A.	52,592	12,337,390
Unibail	17,714	2,105,362
		28,411,043
Germany — 1.05%
Allianz AG	19,675	2,504,642
Bayerische Motoren Werke AG	50,786	2,313,441
		4,818,083
Hong Kong — 0.47%
Sun Hung Kai Properties Ltd.	239,000	2,168,033

Ireland — 2.85%
Bank of Ireland	503,531	7,951,131
CRH PLC	192,734	5,064,842
		13,015,973
Italy — 1.77%
ENI SpA	128,240	3,338,342
UniCredito Italiano SpA	811,952	4,780,298
		8,118,640
Japan — 7.81%
Aeon Co., Ltd.	148,100	2,507,565
Canon, Inc.	57,800	3,107,236
Funai Electric Co., Ltd.	10,100	1,248,336
Honda Motor Co., Ltd.	63,200	3,172,999
Kao Corp.	129,000	2,972,934
Meitec Corp.	24,100	842,689
Mitsubishi Tokyo Financial Group, Inc.	137	1,191,193
Murata Manufacturing Co., Ltd.	21,800	1,171,933
Nissan Motor Co., Ltd.	267,600	2,749,555
Nitto Denko Corp.	68,800	3,614,959
NTT DoCoMo, Inc.	2,497	4,202,132
Rohm Co., Ltd.	23,700	2,293,334
Sekisui House Ltd.	182,000	1,948,298
Sompo Japan Insurance, Inc.	180,000	1,883,134
Sumitomo Mitsui Financial Group, Inc.	415	2,816,847
		35,723,144
Netherlands — 4.95%
ABN AMRO Holding NV	243,480	6,056,638
ASML Holding N.V. (a)	36,708	621,629
Heineken NV	81,877	2,844,378
Koninklijke Philips Electronics NV	52,452	1,448,596
Reed Elsevier NV	217,721	3,290,838
TPG NV	169,809	4,844,195
VNU NV	120,315	3,518,266
		22,624,540
Sweden — 0.82%
Electrolux AB, B Shares	52,700	1,230,854
Svenska Cellulosa AB, B Shares (a)	66,750	2,525,681
		3,756,535
Switzerland — 4.60%
Adecco S.A.	63,192	3,483,274
Holcim Ltd.	56,248	3,470,963
Nestle S.A.	12,847	3,527,293
Nobel Biocare Holding AG	6,629	1,400,160
Roche Holding AG	57,711	6,207,358
Swiss Reinsurance Co.	40,975	2,944,466
		21,033,514

UBS Global Equity Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
United Kingdom — 16.05%
AstraZeneca PLC	80,900	$3,188,840
Barclays PLC	636,501	6,506,782
BP PLC	703,029	7,286,513
Cadbury Schweppes PLC	234,977	2,355,487
Diageo PLC	480,562	6,774,202
Electrocomponents PLC	200,499	937,686
Gallaher Group PLC	431,840	6,160,837
HBOS PLC	135,047	2,105,275
Invensys PLC (a)	1,694,574	496,320
Kingfisher PLC	539,607	2,944,214
Prudential PLC	328,982	3,145,521
Rentokil Initial PLC	754,667	2,310,150
Royal Bank of Scotland Group PLC	191,065	6,079,853
Shell Transport & Trading Co. PLC	573,191	5,144,733
Tesco PLC	828,238	4,953,347
Vodafone Group PLC	4,143,697	11,001,051
Willis Group Holdings Ltd.	55,600	2,049,972
		73,440,783
Total International Equities		241,587,567
Total Equities (Cost $362,563,260)		455,826,791

Short-Term Investments — 0.29%
UBS Supplementary Trust
U.S. Cash Management Prime Fund,
yield of 2.77%
(Cost $1,336,800)	1,336,800	1,336,800
Total Investments # — 99.94%
(Cost $363,900,060)		457,163,591
Cash and other assets, less liabilities — 0.06%		257,271
Net Assets — 100.00%		$457,420,862

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes was $363,900,060; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$98,146,030
Gross unrealized depreciation	(4,882,499)
Net unrealized appreciation	$93,263,531

(a)     Non-income producing security.

%        Represents a percentage of net assets.

#            UBS Global Equity Fund (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities.  The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities.  Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of trustees. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

UBS Global Equity Fund — Schedule of Investments

March 31, 2005 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

UBS Global Equity Fund had the following open forward foreign currency contracts as of March 31, 2005:

					Unrealized
	Contracts to	In Exchange		Maturity	Appreciation/
	Deliver	For		Dates	(Depreciation)

Australian Dollar	11,700,000	USD	9,208,485	06/03/05	$201,240
British Pound	25,800,000	USD	48,262,416	06/03/05	(337,044)
Canadian Dollar	4,900,000	USD	4,114,155	06/03/05	61,722
Euro	12,800,000	USD	16,952,064	06/03/05	290,944
Japanese Yen	475,000,000	USD	4,578,049	06/03/05	114,036
Swiss Franc	8,600,000	USD	7,528,932	06/03/05	285,607
United States Dollar	2,562,120	AUD	3,300,000	06/03/05	(21,615)
United States Dollar	4,147,973	CAD	4,900,000	06/03/05	(95,539)
United States Dollar	2,365,758	EUR	1,800,000	06/03/05	(22,788)
United States Dollar	9,962,908	GBP	5,200,000	06/03/05	(167,668)
United States Dollar	23,431,958	JPY	2,400,000,000	06/03/05	(876,945)
United States Dollar	11,455,877	SGD	18,700,000	06/03/05	(98,452)
Total net unrealized depreciation on forward foreign currency contracts					$(666,502)

Currency Type Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SGD	Singapore Dollar
USD	United States Dollar

Industry Diversification (Unaudited)

As a Percent of Net Assets

As of March 31, 2005

EQUITIES
U.S. EQUITIES
Aerospace & Defense	1.32%
Biotechnology	1.75
Building Products	1.60
Capital Markets	3.31
Commercial Banks	2.14
Computers & Peripherals	0.77
Diversified Financial Services	4.10
Diversified Telecommunication Services	0.71
Electric Utilities	1.39
Food & Staples Retailing	1.66
Gas Utilities	0.37
Health Care Providers & Services	1.97
Industrial Conglomerates	1.67
Insurance	1.23
Internet & Catalog Retail	0.44
Machinery	1.16
Media	4.11
Multi-Utilities & Unregulated Power	0.63
Multiline Retail	0.34
Pharmaceuticals	6.04
Road & Rail	1.28
Semiconductors & Semiconductor Equipment	1.30
Software	2.72
Specialty Retail	0.37
Thrifts & Mortgage Finance	1.42
Tobacco	1.34
Wireless Telecommunication Services	1.70
Total U.S. Equities	46.84

UBS Global Equity Fund — Schedule of Investments

March 31, 2005 (Unaudited)

INTERNATIONAL EQUITIES
Air Freight & Logistics	1.06%
Airlines	0.53
Auto Components	0.52
Automobiles	1.80
Beverages	2.10
Chemicals	0.79
Commercial Banks	9.94
Commercial Services & Supplies	1.45
Communications Equipment	0.78
Construction Materials	1.86
Diversified Telecommunication Services	2.61
Electronic Equipment & Instruments	0.46
Food & Staples Retailing	2.42
Food Products	1.29
Health Care Equipment & Supplies	0.30
Household Durables	1.28
Household Products	0.65
Insurance	3.59
Machinery	0.11
Media	1.49
Metals & Mining	0.34
Office Electronics	0.68
Oil & Gas	6.79
Paper & Forest Products	0.55
Pharmaceuticals	2.54
Real Estate	0.93
Semiconductors & Semiconductor Equipment	0.64
Specialty Retail	0.64
Tobacco	1.35
Wireless Telecommunication Services	3.32
Total International Equities	52.81
TOTAL EQUITIES	99.65
SHORT-TERM INVESTMENT	0.29
TOTAL INVESTMENTS	99.94
CASH AND OTHER ASSETS, LESS LIABILITIES	0.06
NET ASSETS	100.00%

UBS High Yield Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
Bonds — 94.95%
U.S. Bonds — 86.47%
U.S. Corporate Bonds — 86.47%
AAC Group Holding Corp., 144A (a)
10.250%, due 10/01/12	$1,000,000	$720,000
Activant Solutions, Inc.
10.500%, due 06/15/11	1,000,000	1,065,000
Advanced Accessory Systems LLC
10.750%, due 06/15/11	1,000,000	835,000
Advanstar Communications, Inc.
10.750%, due 08/15/10	750,000	834,375
Aearo Co. I
8.250%, due 04/15/12	750,000	791,250
AK Steel Corp.
7.750%, due 06/15/12	1,000,000	962,500
American Airlines, Inc.
6.977%, due 05/23/21	594,618	541,316
8.608%, due 04/01/11	1,375,000	1,267,387
American Cellular Corp.
10.000%, due 08/01/11	1,275,000	1,173,000
American Rock Salt Co. LLC
9.500%, due 03/15/14	1,650,000	1,699,500
AmeriQual Group LLC, 144A
9.000%, due 04/01/12	750,000	757,500
Amscan Holdings, Inc.
8.750%, due 05/01/14	750,000	727,500
Anchor Glass Container Corp.
11.000%, due 02/15/13	1,350,000	1,218,375
Armor Holdings, Inc.
8.250%, due 08/15/13	875,000	942,812
AT&T Corp.
9.050%, due 11/15/11	550,000	624,938
9.750%, due 11/15/31	1,225,000	1,494,500
BE Aerospace, Inc., Series B
8.875%, due 05/01/11	550,000	556,875
Bear Island Paper Co. LLC, Series B
10.000%, due 12/01/07	625,000	632,031
Berry Plastics Corp.
10.750%, due 07/15/12	1,000,000	1,127,500
Buckeye Technologies, Inc.
8.000%, due 10/15/10	1,000,000	990,000
Buffets, Inc.
11.250%, due 07/15/10	1,300,000	1,371,500
Building Materials Corp. of America, Series B
7.750%, due 07/15/05	750,000	753,750
Cadmus Communications Corp.
8.375%, due 06/15/14	500,000	522,500
Cellu Tissue Holdings, Inc.
9.750%, due 03/15/10	1,300,000	1,339,000
Century Aluminum Co.
7.500%, due 08/15/14	350,000	353,500
Charter Communications Holdings LLC
10.000%, due 04/01/09	1,900,000	1,539,000
Chukchansi Economic Development Authority, 144A
14.500%, due 06/15/09	500,000	615,000
Cincinnati Bell, Inc.
8.375%, due 01/15/14	1,150,000	1,132,750
Circus & Eldorado Joint Venture Corp.
10.125%, due 03/01/12	650,000	697,125
Collins & Aikman Products Co., 144A
12.875%, due 08/15/12	600,000	270,000
Comstock Resources, Inc.
6.875%, due 03/01/12	1,000,000	995,000
Constar International, Inc.
11.000%, due 12/01/12	1,000,000	1,000,000
Crown Cork & Seal Co., Inc.
8.000%, due 04/15/23	1,250,000	1,206,250
CSC Holdings, Inc., Series B
7.625%, due 04/01/11	1,050,000	1,092,000
8.125%, due 08/15/09	1,175,000	1,239,625
Da-Lite Screen Co., Inc.
9.500%, due 05/15/11	1,150,000	1,247,750
Delta Petroleum Corp., 144A
7.000%, due 04/01/15	250,000	241,250
Dobson Cellular Sytems, 144A
9.875%, due 11/01/12	350,000	357,000

UBS High Yield Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
Dobson Communications Corp.
10.875%, due 07/01/10	$1,150,000	$1,017,750
DRS Technologies, Inc.
6.875%, due 11/01/13	900,000	900,000
Dura Operating Corp., Series D
9.000%, due 05/01/09	780,000	616,200
Dynegy Holdings, Inc.
7.125%, due 05/15/18	2,175,000	1,707,375
Edison Mission Energy
10.000%, due 08/15/08	750,000	833,438
El Pollo Loco, Inc.
9.250%, due 12/15/09	600,000	612,000
Energy Partners Ltd.
8.750%, due 08/01/10	1,000,000	1,070,000
Equinox Holdings, Inc.
9.000%, due 12/15/09	800,000	840,000
FastenTech, Inc., 144A
12.500%, due 05/01/11	1,000,000	1,075,000
Georgia-Pacific Corp.
8.875%, due 05/15/31	1,425,000	1,717,125
Giant Industries, Inc.
11.000%, due 05/15/12	967,000	1,102,380
Granite Broadcasting Corp.
9.750%, due 12/01/10	650,000	604,500
Great Atlantic & Pacific Tea Co.
7.750%, due 04/15/07	1,000,000	1,005,000
Gregg Appliances, Inc., 144A
9.000%, due 02/01/13	775,000	736,250
Gulfmark Offshore, Inc., 144A
7.750%, due 07/15/14	1,500,000	1,545,000
Herbst Gaming, Inc.
8.125%, due 06/01/12	925,000	962,000
Hercules, Inc.
6.500%, due 06/30/29	825,000	660,000
Hornbeck Offshore Services, Inc.
6.125%, due 12/01/14	525,000	517,125
Houghton Mifflin Co.
8.250%, due 02/01/11	800,000	816,000
11.500%, due 10/15/13 (a)	1,000,000	695,000
Insight Communications Co., Inc. (a)
12.250%, due 02/15/11	1,375,000	1,368,125
Interface, Inc.
10.375%, due 02/01/10	1,000,000	1,120,000
IPC Acquisition Corp.
11.500%, due 12/15/09	975,000	1,072,500
Jacobs Entertainment Co.
11.875%, due 02/01/09	505,000	550,450
Jafra Cosmetics International, Inc.
10.750%, due 05/15/11	489,000	562,350
Kansas City Southern Railway Co.
7.500%, due 06/15/09	550,000	561,000
Land O’ Lakes, Inc.
8.750%, due 11/15/11	600,000	598,500
Landry’s Restaurants, Inc., 144A
7.500%, due 12/15/14	575,000	557,750
Las Vegas Sands Corp., 144A
6.375%, due 02/15/15	500,000	474,375
Le-Natures, Inc., 144A
10.000%, due 06/15/13	1,750,000	1,907,500
Levi Strauss & Co.
9.750%, due 01/15/15, 144A	500,000	491,250
12.250%, due 12/15/12	800,000	872,000
MCI, Inc.
8.735%, due 05/01/14	1,500,000	1,650,000
Mediacom LLC
9.500%, due 01/15/13	1,515,000	1,511,213
Merisant Co., 144A
10.250%, due 07/15/13	500,000	430,000
Meristar Hospitality Corp.
9.000%, due 01/15/08	500,000	517,500
Midwest Generation LLC
8.750%, due 05/01/34	1,000,000	1,115,000
Mirant Americas Generation LLC (c)
7.625%, due 05/01/06	1,450,000	1,638,500
MTR Gaming Group, Inc.
9.750%, due 04/01/10	750,000	817,500
National Mentor, Inc. 144A
9.625%, due 12/01/12	575,000	599,438

UBS High Yield Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
Nexstar Finance Holdings LLC (a)
11.375%, due 04/01/13	$1,325,000	$1,040,126
Nexstar Finance, Inc.
7.000%, due 01/15/14	250,000	236,250
Omnova Solutions, Inc.
11.250%, due 06/01/10	1,400,000	1,463,000
Owens-Brockway
8.250%, due 05/15/13	500,000	528,750
Owens-Illinois, Inc.
7.800%, due 05/15/18	1,200,000	1,221,000
Pantry, Inc.
7.750%, due 02/15/14	850,000	879,750
Parker Drilling Co.
9.625%, due 10/01/13	850,000	939,250
Pathmark Stores, Inc.
8.750%, due 02/01/12	1,000,000	972,500
Perry Ellis International, Inc., Series B
9.500%, due 03/15/09	1,000,000	1,037,500
Pinnacle Foods Holding Corp.
8.250%, due 12/01/13	750,000	641,250
Pliant Corp.
11.125%, due 09/01/09	1,000,000	1,000,000
Port Townsend Paper Corp., 144A
11.000%, due 04/15/11	1,000,000	1,000,000
Premier Graphics, Inc. (b)(c)(e)
11.500%, due 12/01/05	4,250,000	0
Pride International, Inc.
7.375%, due 07/15/14	400,000	424,000
Qwest Communications International, Inc., 144A
7.250%, due 02/15/11	1,000,000	977,500
Qwest Corp., 144A
7.875%, due 09/01/11	850,000	875,500
8.875%, due 03/15/12	550,000	598,125
Reliant Energy, Inc.
9.250%, due 07/15/10	600,000	642,000
9.500%, due 07/15/13	500,000	543,750
Resolution Performance Products, Inc.
13.500%, due 11/15/10	750,000	810,000
Riddell Bell Holdings, Inc., 144A
8.375%, due 10/01/12	1,250,000	1,281,250
River Rock Entertainment Authority
9.750%, due 11/01/11	1,150,000	1,259,250
Rockwood Specialties Group, Inc.
10.625%, due 05/15/11	800,000	888,000
Sbarro, Inc.
11.000%, due 09/15/09	780,000	752,700
Select Medical Corp., 144A
7.625%, due 02/01/15	575,000	575,000
Seminis Vegetable Seeds, Inc.
10.250%, due 10/01/13	1,250,000	1,475,000
Seneca Gaming Corp.
7.250%, due 05/01/12	750,000	746,250
Sequa Corp.
9.000%, due 08/01/09	850,000	909,500
Sheridan Acquisition Corp.
10.250%, due 08/15/11	500,000	531,250
Solo Cup Co.
8.500%, due 02/15/14	500,000	500,000
Stanadyne Corp.
10.000%, due 08/15/14	1,000,000	1,030,000
Stone Energy Corp.
6.750%, due 12/15/14	750,000	727,500
Technical Olympic USA, Inc.
7.500%, due 01/15/15	750,000	693,750
Tenet Healthcare Corp., 144A
9.250%, due 02/01/15	750,000	748,125
Terra Capital, Inc.
11.500%, due 06/01/10	487,000	560,050
12.875%, due 10/15/08	1,075,000	1,273,875
Texas Genco LLC, 144A
6.875%, due 12/15/14	750,000	751,875
Tommy Hilfiger USA, Inc.
6.850%, due 06/01/08	500,000	506,250
Triton PCS, Inc.
9.375%, due 02/01/11	850,000	601,375
Universal Hospital Services, Inc.
10.125%, due 11/01/11	500,000	512,500
Valor Telecommunications Enterprises LLC, 144A
7.750%, due 02/15/15	750,000	746,250

UBS High Yield Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face
	Amount	Value
Vertis, Inc., Series B
10.875%, due 06/15/09	$1,350,000	$1,302,750
Warner Music Group
7.375%, due 04/15/14	750,000	772,500
Wheeling Island Gaming, Inc.
10.125%, due 12/15/09	1,275,000	1,370,625
Whiting Petroleum Corp.
7.250%, due 05/01/12	1,150,000	1,161,500
Wolverine Tube, Inc., 144A
7.375%, due 08/01/08	650,000	627,250
WRC Media, Inc.
12.750%, due 11/15/09	1,000,000	921,250
Wynn Las Vegas LLC, 144A
6.625%, due 12/01/14	750,000	712,500

Total U.S. Bonds		112,149,829

International Bonds — 8.48%
International Corporate Bonds — 8.48%
Canada — 5.96%
Ainsworth Lumber Co., Ltd., 144A
7.250%, due 10/01/12	500,000	490,000
Calpine Canada Energy Finance ULC
8.500%, due 05/01/08	2,750,000	1,952,500
Intrawest Corp.
7.500%, due 10/15/13	350,000	350,875
Jean Coutu Group, Inc.
8.500%, due 08/01/14	1,250,000	1,214,063
MAAX Corp.
9.750%, due 06/15/12	500,000	510,000
Maax Holdings, Inc., 144A (a)
6.390%, due 12/15/12	500,000	285,000
Methanex Corp.
8.750%, due 08/15/12	1,000,000	1,155,000
Millar Western Forest Products Ltd.
7.750%, due 11/15/13	500,000	495,000
Rogers Wireless Communications, Inc.
7.250%, due 12/15/12	300,000	306,000
7.500%, due 03/15/15	300,000	309,750
8.000%, due 12/15/12	150,000	154,124
Tembec Industries, Inc.
7.750%, due 03/15/12	300,000	273,000
8.500%, due 02/01/11	250,000	236,875
		7,732,187
Cayman Islands — 0.42%
Bluewater Finance Ltd.
10.250%, due 02/15/12	500,000	542,500

France — 0.46%
Rhodia S.A.
10.250%, due 06/01/10	550,000	599,500

Norway — 1.19%
Petroleum Geo-Services ASA
10.000%, due 11/05/10	1,375,000	1,543,438

Sweden — 0.45%
Stena AB
7.000%, due 12/01/16	100,000	92,500
7.500%, due 11/01/13	500,000	495,000
		587,500

Total International Bonds		11,005,125

Total Bonds (Cost $126,371,912)		123,154,954

	Shares
Equities — 0.55%
U.S. Equities —0.55%
Aerospace & Defense — 0.00%
Sabreliner Corp. (b)(d)(e)	8,400	0

Commercial Services & Supplies — 0.00%
Waste Systems International, Inc. (b)(d)(e)	664,249	0

Food Products — 0.00%
Aurora Foods, Inc. (b)(d)(e)	174	0

Hotels, Restaurants & Leisure — 0.00%
American Restaurant Group, Inc. (b)(d)(e)	972	0

UBS High Yield Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Metals & Mining — 0.55%
Metal Management, Inc.	27,830	$714,672

Specialty Retail — 0.00%
Samuels Jewelers, Inc. (b)(d)(e)	605,400	5,448

Convertible Preferred —0.00% (b)(d)(e)
Commercial Services & Supplies — 0.00%
Waste Systems International, Inc., Series E, PIK, 8.000% (c)	5,428	0

Hotels, Restaurants & Leisure — 0.00%
American Restaurant Group, Inc., Series B, PIK, 12.000%	1	0

Warrants —0.00% (b)(d)
Arcadia Financial Ltd., expires 03/15/07 (e)	6,000	0
Dayton Superior Corp., 144A (f)	225	2
InterAct Electronic Marketing, Inc., expires 12/31/09 (e)	19,500	0
Knology, Inc.,expires 10/15/07, 144A (e)(f)	16,995	0
Pathnet, Inc., expires 04/15/08 (e)	6,275	0
Pliant Corp., expires 06/01/10, 144A (e)(f)	160	1
		3
Total Equities (Cost $14,120,610)		720,123

Short-Term Investments — 2.07%
UBS Supplementary Trust
U.S. Cash Management Prime Fund,
yield of 2.77%
(Cost $2,681,328)	2,681,328	2,681,328
Total Investments # — 97.57%
(Cost $143,173,850)		126,556,405
Cash and other assets, less liabilities — 2.43%		3,146,986
Net Assets — 100.00%		$129,703,391

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes was $143,173,850; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$4,658,785
Gross unrealized depreciation	(21,276,230)
Net unrealized depreciation	$(16,617,445)

(a)	Step Bonds – Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is the ultimate maturity date.
(b)	Security is illiquid. These securities amounted to $5,451 or 0.00% of net assets.
(c)	Security is in default.
(d)	Non-income producing security.
(e)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2005, the value of these securities amounted to $5,449 or 0.00% of net assets.
(f)	Represents a restricted security.
%	Represents a percentage of net assets.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the value of these securities amounted to $20,445,691 or 15.76% of net asets.

PIK	Payment In Kind.
#

UBS High Yield Fund (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of trustees. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

UBS High Yield Fund — Schedule of Investments

March 31, 2005 (Unaudited)

RESTRICTED SECURITIES

			Acquisition
			Cost		Market Value
	Acquisition	Acquisition	Percentage	Market	Percentage of
Security	Date	Cost	of Net Assets	Value	Net Assets
Dayton Superior Corp., expires 06/15/09 144A	08/17/00	$0	0.00%	$2	0.00%
Knology, Inc., expires 10/15/07 144A	06/08/98	0	0.00	0	0.00
Pliant Corp., expires 06/01/10 144A	11/27/00	0	0.00	1	0.00

Industry Diversification (Unaudited)

As a Percent of Net Assets

As of March 31, 2005

BONDS
U.S. BONDS
U.S. CORPORATE BONDS
Aerospace & Defense	2.55%
Airlines	1.39
Auto Components	2.12
Beverages	1.47
Building Products	0.58
Chemicals	5.13
Commercial Services & Supplies	0.40
Containers & Packaging	6.49
Distributors	0.43
Diversified Financial Services	4.52
Diversified Telecommunication Services	5.67
Electric Utilities	2.08
Energy Equipment & Services	2.77
Food & Staples Retailing	2.20
Food Products	3.74
Health Care Equipment & Supplies	0.40
Health Care Providers & Services	1.48
Hotels, Restaurants & Leisure	9.62
Household Durables	1.40
Household Products	1.13
Industrial Conglomerates	0.61
Machinery	1.31
Media	11.26
Metals & Mining	1.02
Multi-Utilities & Unregulated Power	2.18
Oil & Gas	4.09
Paper & Forest Products	2.09
Real Estate	0.40
Road & Rail	0.43
Software	1.65
Textiles, Apparel & Luxury Goods	2.24
Transportation Infrastructure	1.19
Wireless Telecommunication Services	2.43
Total U.S. Corporate Bonds	86.47
INTERNATIONAL BONDS
INTERNATIONAL CORPORATE BONDS
Chemicals	1.35
Diversified Financial Services	0.87
Energy Equipment & Services	1.19
Food & Staples Retailing	0.94
Food Products	0.39
Hotels, Restaurants & Leisure	0.27
Industrial Conglomerates	0.61
Multi-Utilities & Unregulated Power	1.51
Paper & Forest Products	0.76
Wireless Telecommunication Services	0.59
Total International Corporate Bonds	8.48
U.S. EQUITIES
Metals & Mining	0.55
Total U.S. Equities	0.55
SHORT-TERM INVESTMENT	2.07
TOTAL INVESTMENTS	97.57
CASH AND OTHER ASSETS, LESS LIABILITIES	2.43
NET ASSETS	100.00%

UBS International Equity Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
International Equities — 94.52%
Australia — 3.21%
Australia & New Zealand Banking Group Ltd.	56,025	$893,633
National Australia Bank Ltd.	45,287	993,150
Qantas Airways Ltd.	289,541	795,109
QBE Insurance Group Ltd. (a)	110,610	1,274,024
Woolworths Ltd.	37,893	470,460
		4,426,376
Austria — 0.89%
Telekom Austria AG	62,167	1,220,010

Belgium — 1.94%
Fortis	41,982	1,199,271
KBC Groupe S.A.	10,241	865,797
Solvay S.A.	5,024	600,382
		2,665,450
Canada — 5.73%
Alcan, Inc.	29,740	1,130,752
Bank of Nova Scotia	24,700	807,443
BCE, Inc.	33,900	847,605
Canadian National Railway Co.	23,600	1,489,325
Canadian Tire Corp. Ltd.	11,900	561,140
Cott Corp. (b)	15,100	366,813
Great-West Lifeco, Inc.	18,000	395,752
Magna International, Inc., Class A	7,800	522,213
Petro-Canada	15,600	905,815
Shoppers Drug Mart Corp.	25,800	860,675
		7,887,533
Finland — 2.40%
Nokia Oyj (a)(b)	122,492	1,903,993
UPM-Kymmene Oyj (a)	62,978	1,399,624
		3,303,617
France — 9.34%
BNP Paribas (a)	28,987	2,058,827
Christian Dior S.A.	3,823	279,482
France Telecom S.A.	73,413	2,203,999
LVMH Moet Hennessy Louis Vuitton S.A.	6,920	518,929
Pernod-Ricard	2,748	384,644
Sanofi-Aventis S.A. (a)	26,710	2,258,123
Total S.A.	18,536	4,348,301
Unibail (a)	6,781	805,942
		12,858,247
Germany — 2.07%
Bayerische Motoren Werke AG	14,616	665,799
Deutsche Postbank AG (b)	14,950	689,757
Fresenius Medical Care AG	9,897	803,271
Premiere AG (b)	2,950	122,495
Volkswagen AG (a)	11,957	570,626
		2,851,948
Hong Kong — 1.33%
Cheung Kong Holdings Ltd.	72,000	639,284
Sun Hung Kai Properties Ltd.	68,000	616,846
Television Broadcasts Ltd.	32,000	161,244
Yue Yuen Industrial Holdings	144,500	411,304
		1,828,678
Ireland — 2.84%
Bank of Ireland	152,611	2,409,842
CRH PLC	57,275	1,505,125
		3,914,967
Italy — 2.32%
ENI SpA	56,289	1,465,315
UniCredito Italiano SpA	294,270	1,732,489
		3,197,804
Japan — 16.53%
Aeon Co., Ltd.	24,200	409,744
Bank of Yokohama, Ltd.	107,000	654,245
Canon, Inc.	28,700	1,542,866
East Japan Railway Co.	163	877,786
Fuji Photo Film Co., Ltd.	20,200	740,314
Funai Electric Co., Ltd. (a)	5,900	729,226
Honda Motor Co., Ltd.	16,900	848,476
Kao Corp.	38,000	875,748

UBS International Equity Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Meitec Corp.(a)	8,000	$279,731
Mitsubishi Corp.	69,700	905,136
Murata Manufacturing Co., Ltd.	12,200	655,853
NEC Electronics Corp. (a)	6,100	285,153
NGK Spark Plug Co., Ltd.	82,000	850,206
Nippon Paper Group, Inc.	134	620,138
Nissan Motor Co., Ltd.	108,400	1,113,796
Nitto Denko Corp.	21,400	1,124,420
NTT DoCoMo, Inc.	1,161	1,953,814
Rohm Co., Ltd.	14,100	1,364,389
Sekisui House Ltd.	79,000	845,690
Shin-Etsu Chemical Co., Ltd.	26,800	1,017,277
SKY Perfect Communications, Inc.	241	187,915
Sompo Japan Insurance, Inc.	110,000	1,150,804
Sumitomo Mitsui Financial Group, Inc.	117	794,147
Sumitomo Trust & Banking Co., Ltd.	97,000	633,910
Taiheiyo Cement Corp.	600	1,688
Takefuji Corp.	10,140	684,469
Tokyo Gas Co., Ltd. (a)	98,000	395,812
Yamaha Corp. (a)	34,700	501,878
Yokogawa Electric Corp. (a)	53,400	724,914
		22,769,545
Netherlands — 7.61%
ABN AMRO Holding NV	119,201	2,965,161
ASML Holding NV (a)(b)	38,623	654,059
Heineken NV	19,733	685,517
Koninklijke Philips Electronics NV	29,122	804,278
Reed Elsevier NV	74,503	1,126,108
Royal KPN NV	92,916	833,232
TPG NV (a)	64,875	1,850,710
VNU NV	53,429	1,562,377
		10,481,442
Norway — 0.63%
Telenor ASA	96,800	873,812

Singapore — 0.39%
DBS Group Holdings Ltd.	60,000	542,048

Sweden — 1.44%
Electrolux AB, B Shares	36,900	861,831
Sandvik AB	27,000	1,127,045
		1,988,876
Switzerland — 9.96%
Actelion NV (b)	7,103	721,086
Adecco S.A.	18,688	1,030,121
Credit Suisse Group (a)(b)	65,623	2,827,201
Holcim Ltd.	19,495	1,203,001
Nestle S.A.	7,905	2,170,410
Novartis AG	14,191	664,366
Roche Holding AG	27,311	2,937,554
Straumann Holding AG	2,944	639,732
Swiss Reinsurance Co.	21,236	1,526,020
		13,719,491
United Kingdom — 25.89%
AstraZeneca PLC	24,667	972,300
Balfour Beatty PLC	56,776	335,262
Barclays PLC	276,948	2,831,166
BP PLC	362,561	3,757,748
BT Group PLC	343,317	1,333,144
Diageo PLC	135,792	1,914,181
Electrocomponents PLC	106,060	496,017
Gallaher Group PLC	95,234	1,358,654
GUS PLC	45,305	779,892
HBOS PLC	65,127	1,015,278
HSBC Holdings PLC	65,257	1,032,102
Kesa Electricals PLC	122,112	697,420
Kingfisher PLC	264,445	1,442,870
National Grid Transco PLC	68,825	637,579
Prudential PLC	237,003	2,266,075
Rentokil Initial PLC	242,375	741,947
Royal Bank of Scotland Group PLC	108,359	3,448,077
Scottish & Southern Energy PLC	61,685	1,027,476
Shell Transport & Trading Co. PLC	105,907	950,579
Tesco PLC	396,762	2,372,868

UBS International Equity Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares		Value
Vodafone Group PLC	1,838,663		$4,881,444
Wolseley PLC	33,926		710,302
WPP Group PLC	58,293		663,656
			35,666,037
Total International Equities (Cost $102,084,883)			130,195,881

Investment Company — 3.23%
iShares MSCI EAFE Index Fund (Cost $4,605,291)	28,000		4,447,800

	Face Amount
International Bond — 0.28%
Cayman Islands — 0.28%
SMFG Finance Ltd., 144A 2.250%, due 07/11/05 (Cost $174,433)	JPY	18,000,000	388,578

	Shares
Short-Term Investment — 1.20%
UBS Supplementary Trust U.S. Cash Management Prime Fund,
yield of 2.77%
(Cost $1,646,987)	1,646,987		1,646,987

Investment of Cash Collateral for Securities Loaned — 8.79%
UBS Supplementary Trust U.S. Cash Management Prime Fund,
yield of 2.77%
(Cost $12,110,435)	12,110,435		12,110,435

Total Investments # — 108.02%
(Cost $120,622,029)			148,789,681
Liabilities, in excess of cash and other assets — (8.02%)			(11,053,058)
Net Assets — 100.00%			$137,736,623

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $120,622,029; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$29,605,152
Gross unrealized depreciation	(1,437,500)
Net unrealized appreciation	$28,167,652

(a)                                  Security, or portion thereof, was on loan at March 31, 2005.

(b)                                 Non-income producing security.

%                                     Represents a percentage of net assets.

144A                    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the value of these securities amounted to $388,578 or 0.28% of net asets.

#                                         UBS International Equity Fund (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of trustees. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

UBS International Equity Fund — Schedule of Investments

March 31, 2005 (Unaudited)

JPY                            Japanese Yen

FORWARD FOREIGN CURRENCY CONTRACTS

UBS International Equity Fund had the following open forward foreign currency contracts as of March 31, 2005:

	Contracts to Deliver	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)

Australian Dollar	2,900,000	USD	2,282,445	06/03/05	$49,880
British Pound	6,290,000	USD	11,756,474	06/03/05	(91,999)
Euro	1,950,000	USD	2,551,666	06/03/05	13,449
Japanese Yen	130,000,000	USD	1,265,108	06/03/05	43,378
Norwegian Krone	3,800,000	USD	608,353	06/03/05	5,437
Swedish Krona	8,900,000	USD	1,318,255	06/03/05	52,468
Swiss Franc	5,800,000	USD	5,047,856	06/03/05	162,823
United States Dollar	636,648	AUD	820,000	06/03/05	(5,371)
United States Dollar	592,568	CAD	700,000	06/03/05	(13,648)
United States Dollar	891,361	DKK	5, 000,000	06/03/05	(17,785)
United States Dollar	5,204,813	EUR	3,930,000	06/03/05	(89,329)
United States Dollar	2,158,345	GBP	1,130,000	06/03/05	(29,764)
United States Dollar	558,514	HKD	4,300,000	06/03/05	(6,832)
United States Dollar	8,200,933	JPY	835,000,000	06/03/05	(353,668)
United States Dollar	620,155	NOK	3, 800,000	06/03/05	(17,239)
United States Dollar	2,042,667	SEK	14, 100,000	06/03/05	(37,319)
United States Dollar	3,747,888	SGD	6,100,000	06/03/05	(43,060)
Total net unrealized depreciation on forward foreign currency contracts					$(378,579)

Currency Type Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krone
SGD	Singapore Dollar
USD	United States Dollar

UBS International Equity Fund — Schedule of Investments

March 31, 2005 (Unaudited)

Industry Diversification (Unaudited)

As a Percent of Net Assets

As of March 31, 2005

INTERNATIONAL EQUITIES
Air Freight & Logistics	1.34%
Airlines	0.58
Auto Components	1.00
Automobiles	2.32
Beverages	2.44
Biotechnology	0.52
Capital Markets	2.05
Chemicals	1.99
Commercial Banks	17.69
Commercial Services & Supplies	1.49
Communications Equipment	1.38
Construction & Engineering	0.24
Construction Materials	1.97
Consumer Finance	0.50
Diversified Financial Services	0.87
Diversified Telecommunication Services	5.31
Electric Utilities	0.75
Electronic Equipment & Instruments	1.36
Food & Staples Retailing	2.98
Food Products	1.57
Health Care Equipment & Supplies	0.46
Health Care Providers & Services	0.58
Household Durables	2.35
Household Products	0.64
Insurance	4.80
Internet & Catalog Retail	0.57
Leisure Equipment & Products	0.90
Machinery	0.82
Media	2.77
Metals & Mining	0.82
Multiline Retail	0.41
Multi-Utilities & Unregulated Power	0.46
Office Electronics	1.12
Oil & Gas	8.59
Paper & Forest Products	1.47
Pharmaceuticals	4.96
Real Estate	1.50
Road & Rail	1.72
Semiconductors & Semiconductor Equipment	1.67
Specialty Retail	1.56
Textiles, Apparel & Luxury Goods	0.88
Tobacco	0.99
Trading Companies & Distributors	1.17
Wireless Telecommunication Services	4.96
Total International Equities	94.52
INVESTMENT COMPANY	3.23
INTERNATIONAL BONDS
Diversified Financial Services	0.28
Total International Bonds	0.28
SHORT-TERM INVESTMENTS	1.20
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	8.79
TOTAL INVESTMENTS	108.02
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(8.02)
NET ASSETS	100.00%

UBS U.S. Large Cap Growth Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Equities — 97.68%
U.S. Equities — 96.16%
Aerospace & Defense — 2.07%
United Technologies Corp.	1,400	$142,324

Biotechnology — 4.65%
Gilead Sciences, Inc. (a)	4,600	164,680
Medimmune, Inc. (a)	6,500	154,765
		319,445
Capital Markets — 3.22%
Goldman Sachs Group, Inc.	1,000	109,990
Morgan Stanley	1,950	111,637
		221,627
Chemicals — 0.94%
Dow Chemical Co.	1,300	64,805

Commercial Services & Supplies — 1.29%
Apollo Group, Inc. (a)	1,200	88,872

Communications Equipment — 3.65%
Avaya, Inc. (a)	5,400	63,072
Cisco Systems, Inc. (a)	2,900	51,881
QUALCOMM, Inc.	3,700	135,605
		250,558
Computers & Peripherals — 8.72%
Apple Computer, Inc. (a)	2,500	104,175
Dell, Inc. (a)	4,300	165,206
EMC Corp. (a)	8,500	104,720
International Business Machines Corp.	1,100	100,518
Network Appliance, Inc. (a)	4,500	124,470
		599,089
Consumer Finance — 1.52%
SLM Corp.	2,100	104,664

Diversified Financial Services — 3.24%
Citigroup, Inc.	2,983	134,056
Moody’s Corp.	1,100	88,946
		223,002
Energy Equipment & Services — 3.58%
GlobalSantaFe Corp.	2,800	103,712
Noble Corp.	1,400	78,694
Schlumberger Ltd.	900	63,432
		245,838
Food & Staples Retailing — 2.92%
Wal-Mart Stores, Inc.	4,000	200,440

Health Care Equipment & Supplies — 6.58%
Kinetic Concepts, Inc. (a)	2,000	119,300
Medtronic, Inc.	1,400	71,330
Varian Medical Systems, Inc. (a)	4,000	137,120
Zimmer Holdings, Inc. (a)	1,600	124,496
		452,246
Health Care Providers & Services — 5.24%
Aetna, Inc.	1,100	82,445
UnitedHealth Group, Inc.	1,600	152,608
WellPoint, Inc. (a)	1,000	125,350
		360,403
Household Durables — 2.75%
Lennar Corp.	1,000	56,680
Pulte Homes, Inc.	1,800	132,534
		189,214
Household Products — 1.70%
Proctor & Gamble Co.	2,200	116,600

Insurance — 1.13%
American International Group, Inc.	1,400	77,574

Internet & Catalog Retail — 3.47%
eBay, Inc. (a)	6,400	238,464

Internet Software & Services — 4.09%
Google, Inc. (a)	900	162,459
Yahoo!, Inc. (a)	3,500	118,650
		281,109
Machinery — 3.85%
Caterpillar, Inc.	600	54,864
Illinois Tool Works, Inc.	1,100	98,483

UBS U.S. Large Cap Growth Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Ingersoll-Rand Co., Class A	1,400	$111,510
		264,857
Oil & Gas — 5.50%
EOG Resources, Inc.	2,900	141,346
XTO Energy, Inc.	7,200	236,448
		377,794
Personal Products — 1.44%
Avon Products, Inc.	2,300	98,762

Pharmaceuticals — 6.65%
Allergan, Inc.	1,300	90,311
Forest Laboratories, Inc. (a)	3,000	110,850
Johnson & Johnson	2,700	181,332
Schering-Plough Corp.	4,100	74,415
		456,908
Semiconductors & Semiconductor Equipment — 1.04%
Broadcom Corp. (a)	2,400	71,808

Software — 7.73%
Adobe Systems, Inc.	1,600	107,472
Autodesk, Inc.	2,400	71,424
Electronic Arts, Inc. (a)	2,000	103,560
Microsoft Corp.	5,800	140,186
Symantec Corp. (a)	5,100	108,783
		531,425
Specialty Retail — 5.46%
Abercrombie & Fitch Co.	2,200	125,928
Best Buy Co., Inc.	2,400	129,624
Lowe’s Cos., Inc.	2,100	119,889
		375,441
Textiles, Apparel & Luxury Goods — 1.58%
Nike, Inc.	1,300	108,303

Wireless Telecommunication Services — 2.15%
Nextel Communications, Inc., Class A (a)	5,200	147,784
Total U.S. Equities		6,609,356

International Equities — 1.52%
Industrial Conglomerates — 1.52%
Tyco International Ltd.	3,100	104,780
Total Equities (Cost $6,248,989)		6,714,136

Investment Company — 1.23%
iShares Russell 1000 Growth Index Fund (Cost $85,374)	1,800	84,510

Short-Term Investment — 1.47%
UBS Supplementary Trust
U.S. Cash Management Prime Fund,
yield of 2.77%
(Cost $101,175)	101,175	101,175
Total Investments # —100.38%
(Cost $6,435,538)		6,899,821
Liabilities, in excess of cash and other assets — (0.38%)		(26,230)
Net Assets — 100.00%		$6,873,591

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $6,435,538; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$639,231
Gross unrealized depreciation	(174,948)
Net unrealized appreciation	$464,283

(a)                                  Non-income producing security.

%                                     Represents a percentage of net assets.

#                                         UBS U.S. Large Cap Growth Fund (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange,

UBS U.S. Large Cap Growth Fund — Schedule of Investments

March 31, 2005 (Unaudited)

the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of trustees. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

Industry Diversification (Unaudited)

As a Percentage of Net Assets

As of March 31, 2005

EQUITIES
U.S. EQUITIES
Aerospace & Defense	2.07%
Biotechnology	4.65
Capital Markets	3.22
Chemicals	0.94
Commercial Services & Supplies	1.29
Communications Equipment	3.65
Computers & Peripherals	8.72
Consumer Finance	1.52
Diversified Financial Services	3.24
Energy Equipment & Services	3.58
Food & Staples Retailing	2.92
Health Care Equiipment & Supplies	6.58
Health Care Providers & Services	5.24
Household Durables	2.75
Household Products	1.70
Insurance	1.13
Internet & Catalog Retail	3.47
Internet Software & Services	4.09
Machinery	3.85
Oil & Gas	5.50
Personal Products	1.44
Pharmaceuticals	6.65
Semiconductors & Semiconductor Equipment	1.04
Software	7.73
Specialty Retail	5.46
Textiles, Apparel & Luxury Goods	1.58
Wireless Telecommunication Services	2.15
Total U.S. Equities	96.16
INTERNATIONAL EQUITIES
Industrial Conglomerates	1.52
TOTAL EQUITIES	97.68
INVESTMENT COMPANY	1.23
SHORT-TERM INVESTMENT	1.47
TOTAL INVESTMENTS	100.38
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(0.38)
NET ASSETS	100.00%

UBS U.S. Large Cap Equity Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
U.S. Equities — 96.33%
Aerospace & Defense — 2.66%
Lockheed Martin Corp.	52,600	$3,211,756
Northrop Grumman Corp.	47,500	2,564,050
		5,775,806
Auto Components — 1.13%
Johnson Controls, Inc.	44,000	2,453,440

Biotechnology — 2.78%
Cephalon, Inc. (a)	36,000	1,685,880
Genzyme Corp. (a)	62,600	3,583,224
Millennium Pharmaceuticals, Inc. (a)	90,900	765,378
		6,034,482
Building Products — 2.46%
Masco Corp.	153,800	5,332,246

Capital Markets — 4.96%
Mellon Financial Corp.	143,600	4,098,344
Morgan Stanley	116,400	6,663,900
		10,762,244
Commercial Banks — 5.38%
Fifth Third Bancorp.	54,500	2,342,410
PNC Financial Services Group, Inc.	49,900	2,568,852
Wells Fargo & Co.	113,000	6,757,400
		11,668,662
Commercial Services & Supplies — 0.19%
Equifax, Inc.	13,300	408,177

Computers & Peripherals — 1.23%
Hewlett-Packard Co.	121,700	2,670,098

Construction Materials — 1.50%
Martin Marietta Materials, Inc.	58,307	3,260,527

Diversified Financial Services — 6.58%
Citigroup, Inc.	206,961	9,300,827
JPMorgan Chase & Co.	144,000	4,982,400
		14,283,227
Diversified Telecommunication Services — 0.74%
SBC Communications, Inc.	67,600	1,601,444

Electric Utilities — 5.15%
American Electric Power Co., Inc.	57,300	1,951,638
Exelon Corp.	110,000	5,047,900
FirstEnergy Corp.	77,145	3,236,233
Pepco Holdings, Inc.	44,800	940,352
		11,176,123
Electronic Equipment & Instruments — 1.06%
Mettler Toledo International, Inc. (a)	48,200	2,289,500

Food & Staples Retailing — 4.46%
Albertson’s, Inc.	129,000	2,663,850
Costco Wholesale Corp.	99,900	4,413,582
Kroger Co. (a)	162,600	2,606,478
		9,683,910
Gas Utilities — 0.60%
NiSource, Inc.	57,000	1,299,030

Health Care Equipment & Supplies — 0.69%
Medtronic, Inc.	29,400	1,497,930

Health Care Providers & Services — 5.43%
Medco Health Solutions, Inc. (a)	55,200	2,736,264
UnitedHealth Group, Inc.	64,700	6,171,086
WellPoint, Inc. (a)	22,900	2,870,515
		11,777,865
Household Products — 1.37%
Kimberly-Clark Corp.	45,150	2,967,710

Insurance — 4.69%
Aflac, Inc.	43,200	1,609,632
Allstate Corp.	44,000	2,378,640
American International Group, Inc.	28,600	1,584,726
Hartford Financial Services Group, Inc.	31,000	2,125,360
Willis Group Holdings Ltd.	67,200	2,477,664
		10,176,022

UBS U.S. Large Cap Equity Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Internet & Catalog Retail — 1.14%
IAC/InterActiveCorp. (a)	110,500	$2,460,835

Machinery — 2.21%
Illinois Tool Works, Inc.	53,600	4,798,808

Media — 8.86%
Clear Channel Communications, Inc.	45,700	1,575,279
Dex Media, Inc.	54,600	1,127,490
Omnicom Group, Inc.	52,600	4,656,152
Time Warner, Inc. (a)	210,800	3,699,540
Tribune Co.	50,500	2,013,435
Univision Communications, Inc. (a)	64,500	1,786,005
Viacom, Inc., Class B	125,200	4,360,716
		19,218,617
Multi-Utilities & Unregulated Power — 1.00%
Sempra Energy	54,300	2,163,312

Multiline Retail — 0.96%
Kohl’s Corp. (a)	40,300	2,080,689

Oil & Gas — 3.70%
ExxonMobil Corp.	88,300	5,262,680
Marathon Oil Corp.	59,000	2,768,280
		8,030,960
Pharmaceuticals — 10.76%
Allergan, Inc.	72,500	5,036,575
Bristol-Myers Squibb Co.	72,000	1,833,120
Johnson & Johnson	127,244	8,545,707
Mylan Laboratories, Inc.	148,350	2,628,762
Wyeth	125,700	5,302,026
		23,346,190
Road & Rail — 2.21%
Burlington Northern Santa Fe Corp.	89,000	4,799,770

Semiconductors & Semiconductor Equipment — 1.61%
Applied Material, Inc. (a)	117,600	1,911,000
Xilinx, Inc.	54,200	1,584,266
		3,495,266
Software — 4.50%
Microsoft Corp.	247,100	5,972,407
Oracle Corp. (a)	238,700	2,978,976
Veritas Software Corp. (a)	34,400	798,768
		9,750,151
Specialty Retail — 1.04%
Advance Auto Parts, Inc. (a)	22,600	1,140,170
Office Depot, Inc. (a)	50,700	1,124,526
		2,264,696
Thrifts & Mortgage Finance — 2.25%
Freddie Mac	77,300	4,885,360

Wireless Telecommunication Services — 3.03%
Nextel Communications, Inc., Class A (a)	231,400	6,576,388

Total U.S. Equities (Cost $174,269,395)		208,989,485

Short-Term Investments — 3.36%
Other — 3.04%
UBS Supplementary Trust U.S. Cash Management Prime Fund, yield of 2.77%	6,586,630	6,586,630

UBS U.S. Large Cap Equity Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Face Amount	Value
U.S. Government Obligations — 0.32%
U.S. Treasury Bills, yield of 2.64%
due 07/21/05 (b)	$700,000	$693,970
Total Short-Term Investments
(Cost $7,280,943)		7,280,600

Total Investments # — 99.69%
(Cost $181,550,338)		216,270,085
Cash and other assets, less liabilities — 0.31%		669,036
Net Assets — 100.00%		$216,939,121

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $181,550,338; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$39,130,307
Gross unrealized depreciation	(4,410,560)
Net unrealized appreciation	$34,719,747

(a)                                  Non-income producing security.

(b)                                 These securities were pledged to cover margin requirements for futures contracts.

%                                     Represents a percentage of net assets.

#                                         UBS U.S. Large Cap Equity Fund (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of trustees. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

FUTURES CONTRACTS

UBS U.S. Large Cap Equity Fund had the following open futures contracts as of March 31, 2005:

	Expiration		Current	Unrealized
	Date	Cost	Value	Depreciation
Indes Futures Buy Contracts:
S&P 500 Index, 13 contracts	June 2005	$3,898,629	$3,847,675	$(50,954)

The aggregate market value of investments pledged to cover margin requirements for the open futures position at March 31, 2005 was $693,970.

UBS U.S. Large Cap Equity Fund — Schedule of Investments

March 31, 2005 (Unaudited)

Industry Diversification (Unaudited)

As a Percent of Net Assets

As of March 31, 2005

U.S. EQUITIES
Aerospace & Defense	2.66%
Auto Components	1.13
Biotechnology	2.78
Building Products	2.46
Capital Markets	4.96
Commercial Banks	5.38
Commercial Services & Supplies	0.19
Computers & Peripherals	1.23
Construction Materials	1.50
Diversified Financial Services	6.58
Diversified Telecommunication Services	0.74
Electric Utilities	5.15
Electronic Equipment & Instruments	1.06
Food & Staples Retailing	4.46
Gas Utilities	0.60
Health Care Equipment & Supplies	0.69
Health Care Providers & Services	5.43
Household Products	1.37
Insurance	4.69
Internet & Catalog Retail	1.14
Machinery	2.21
Media	8.86
Multi-Utilities & Unregulated Power	1.00
Multiline Retail	0.96
Oil & Gas	3.70
Pharmaceuticals	10.76
Road & Rail	2.21
Semiconductors & Semiconductor Equipment	1.61
Software	4.50
Specialty Retail	1.04
Thrifts & Mortgage Finance	2.25
Wireless Telecommunications Services	3.03
Total U.S. Equities	96.33
SHORT-TERM INVESTMENTS	3.36
TOTAL INVESTMENTS	99.69
CASH AND OTHER ASSETS, LESS LIABILITIES	0.31
NET ASSETS	100.00%

UBS U.S. Large Cap Value Equity Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
U.S. Equities — 96.05%
Aerospace & Defense — 3.11%
Lockheed Martin Corp.	43,100	$2,631,686
Northrop Grumman Corp.	30,800	1,662,584
		4,294,270
Auto Components — 1.21%
Johnson Controls, Inc.	30,000	1,672,800

Biotechnology — 0.89%
Cephalon, Inc. (a)	26,200	1,226,946

Building Products — 1.98%
Masco Corp.	78,950	2,737,197

Capital Markets — 7.57%
Mellon Financial Corp.	101,500	2,896,810
Morgan Stanley	104,300	5,971,175
Northern Trust Corp.	36,400	1,581,216
		10,449,201
Commercial Banks — 8.57%
Bank of America Corp.	55,922	2,466,160
Fifth Third Bancorp.	36,100	1,551,578
PNC Financial Services Group, Inc.	45,700	2,352,636
Wells Fargo & Co.	91,350	5,462,730
		11,833,104
Computers & Peripherals — 1.19%
Hewlett-Packard Co.	74,900	1,643,306

Construction Materials — 2.03%
Martin Marietta Materials, Inc.	50,100	2,801,592

Diversified Financial Services — 9.10%
Citigroup, Inc.	153,176	6,883,729
JPMorgan Chase & Co.	164,170	5,680,282
		12,564,011
Diversified Telecommunication Services — 1.75%
SBC Communications, Inc.	102,250	2,422,303

Electric Utilities — 6.83%
American Electric Power Co., Inc.	75,700	2,578,342
Exelon Corp.	61,200	2,808,468
FirstEnergy Corp.	66,200	2,777,090
Pepco Holdings, Inc.	60,200	1,263,598
		9,427,498
Food & Staples Retailing — 4.20%
Albertson’s, Inc.	88,300	1,823,395
Costco Wholesale Corp.	53,000	2,341,540
Kroger Co. (a)	102,000	1,635,060
		5,799,995
Gas Utilities — 0.48%
NiSource, Inc.	29,200	665,468

Health Care Providers & Services — 4.04%
Medco Health Solutions, Inc. (a)	38,700	1,918,359
UnitedHealth Group, Inc.	38,300	3,653,054
		5,571,413
Household Products — 1.12%
Kimberly-Clark Corp.	23,500	1,544,655

Insurance — 4.96%
Aflac, Inc.	37,100	1,382,346
Allstate Corp.	42,200	2,281,332
American International Group, Inc.	18,500	1,025,085
Hartford Financial Services Group, Inc.	31,450	2,156,212
		6,844,975
Internet & Catalog Retail — 1.08%
IAC/InterActiveCorp. (a)	66,700	1,485,409

Machinery — 2.35%
Illinois Tool Works, Inc.	36,250	3,245,462

Media — 8.03%
Omnicom Group, Inc.	31,100	2,752,972
Time Warner, Inc. (a)	175,600	3,081,780
Tribune Co.	29,800	1,188,126
Univision Communications, Inc. (a)	46,100	1,276,509
Viacom, Inc., Class B	80,100	2,789,883
		11,089,270

UBS U.S. Large Cap Value Equity Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Multi-Utilities & Unregulated Power — 0.94%
Sempra Energy	32,400	$1,290,816

Oil & Gas — 8.32%
ExxonMobil Corp.	130,050	7,750,980
Marathon Oil Corp.	79,500	3,730,140
		11,481,120
Pharmaceuticals — 5.28%
Bristol-Myers Squibb Co.	56,900	1,448,674
Johnson & Johnson	43,000	2,887,880
Wyeth	70,100	2,956,818
		7,293,372
Road & Rail — 3.41%
Burlington Northern Santa Fe Corp.	49,600	2,674,928
CSX Corp.	48,700	2,028,355
		4,703,283
Software — 1.29%
Microsoft Corp.	73,900	1,786,163

Specialty Retail — 0.50%
Office Depot, Inc. (a)	31,000	687,580

Thrifts & Mortgage Finance — 2.78%
Freddie Mac	60,750	3,839,400

Wireless Telecommunication Services — 3.04%
Nextel Communications, Inc., Class A (a)	147,600	4,194,792

Total U.S. Equities (Cost $115,416,584)		132,595,401

Investment Company — 3.45%
SPDR Trust, Series 1
(Cost $4,856,126)	40,300	4,755,400

Short-Term Investment — 0.95%
UBS Supplementary Trust
U.S. Cash Management Prime Fund,
yield of 2.77%
(Cost $1,314,191)	1,314,191	1,314,191
Total Investments # —100.45%
(Cost $121,586,901)		138,664,992
Liabilities, in excess of cash and other assets — (0.45%)		(622,490)
Net Assets — 100.00%		$138,042,502

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes was $121,586,901; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$19,067,043
Gross unrealized depreciation	(1,988,952)
Net unrealized appreciation	$17,078,091

(a)	Non-income producing security.
%	Represents a percentage of net assets.
#

UBS U.S. Large Cap Value Equity Fund (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities.  The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities.  Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of trustees. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

UBS U.S. Large Cap Value Equity Fund — Schedule of Investments

March 31, 2005 (Unaudited)

Industry Diversification (Unaudited)

As a Percent of Net Assets

As of March 31, 2005

U.S. EQUITIES
Aerospace & Defense	3.11%
Auto Components	1.21
Biotechnology	0.89
Building Products	1.98
Capital Markets	7.57
Commercial Banks	8.57
Computers & Peripherals	1.19
Construction Materials	2.03
Diversified Financial Services	9.10
Diversified Telecommunication Services	1.75
Electric Utilities	6.83
Food & Staples Retailing	4.20
Gas Utilities	0.48
Health Care Providers & Services	4.04
Household Products	1.12
Insurance	4.96
Internet & Catalog Retail	1.08
Machinery	2.35
Media	8.03
Multi-Utilities & Unregulated Power	0.94
Oil & Gas	8.32
Pharmaceuticals	5.28
Road & Rail	3.41
Software	1.29
Specialty Retail	0.50
Thrifts & Mortgage Finance	2.78
Wireless Telecommunication Services	3.04
Total U.S. Equities	96.05
INVESTMENT COMPANY	3.45
SHORT-TERM INVESTMENT	0.95
TOTAL INVESTMENTS	100.45
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(0.45)
NET ASSETS	100.00%

UBS U.S. Small Cap Growth Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
U.S. Equities — 95.46%
Aerospace & Defense — 1.45%
Engineered Support Systems, Inc.	62,075	$3,322,254

Air Freight & Logistics — 2.13%
EGL, Inc. (a)	104,300	2,378,040
UTI Worldwide, Inc.	35,900	2,493,255
		4,871,295
Airlines — 0.39%
Pinnacle Airlines Corp. (a)	84,400	896,328

Auto Components — 0.82%
American Axle & Manufacturing Holdings, Inc.	76,600	1,876,700

Beverages — 1.95%
Constellation Brands, Inc., Class A (a)	43,300	2,289,271
Cott Corp. (a)	89,000	2,156,470
		4,445,741
Biotechnology — 3.49%
Affymetrix, Inc. (a)	31,400	1,345,176
Amylin Pharmaceuticals, Inc. (a)	42,100	736,329
Charles River Laboratories International, Inc. (a)	26,380	1,240,915
Corgentech, Inc. (a)	51,800	120,176
Incyte Corp. (a)	145,200	991,716
Isis Pharmaceuticals, Inc. (a)	116,400	450,468
Neurocrine Biosciences, Inc. (a)	34,300	1,305,458
NPS Pharmaceuticals, Inc. (a)	57,200	721,864
Telik, Inc. (a)	71,000	1,070,680
		7,982,782
Capital Markets — 2.12%
Investors Financial Services Corp.	98,900	4,837,199

Commercial Banks — 2.26%
Preferred Bank	3,100	123,690
UCBH Holdings, Inc.	126,200	5,035,380
		5,159,070
Commercial Services & Supplies — 3.29%
Charles River Associates, Inc. (a)	66,600	3,286,710
Korn/Ferry International Corp. (a)	56,100	1,067,583
Labor Ready, Inc. (a)	169,600	3,163,040
		7,517,333
Communications Equipment — 1.09%
Avocent Corp. (a)	33,000	846,780
C-COR, Inc. (a)	72,300	439,584
Foundry Networks, Inc. (a)	120,500	1,192,950
		2,479,314
Computers & Peripherals — 0.40%
Dot Hill Systems Corp. (a)	151,600	902,020

Construction & Engineering — 1.68%
Dycom Industries, Inc. (a)	115,700	2,659,943
EMCOR Group, Inc. (a)	25,200	1,179,864
		3,839,807
Distributors — 0.40%
Beacon Roofing Supply, Inc. (a)	42,000	919,170

Diversified Financial Services — 0.08%
International Securities Exchange, Inc. (a)	6,600	171,600

Electrical Equipment — 0.97%
Genlyte Group, Inc. (a)	24,700	2,222,259

UBS U.S. Small Cap Growth Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Electronic Equipment & Instruments — 4.31%
Benchmark Electronics, Inc. (a)	119,300	$3,797,319
Cognex Corp.	102,400	2,547,712
Dolby Laboratories, Inc. (a)	21,200	498,200
Radisys Corp. (a)	88,600	1,254,576
TTM Technologies, Inc. (a)	168,100	1,758,326
		9,856,133
Energy Equipment & Services — 2.63%
Patterson-UTI Energy, Inc.	107,000	2,677,140
Tetra Technologies, Inc. (a)	117,050	3,328,902
		6,006,042
Food & Staples Retailing — 0.70%
Performance Food Group Co. (a)	57,400	1,588,832

Health Care Equipment & Supplies — 4.93%
Advanced Neuromodulation Systems, Inc. (a)	57,300	1,536,213
Arthrocare Corp. (a)	78,300	2,231,550
Aspect Medical Systems, Inc. (a)	67,300	1,453,007
Inamed Corp. (a)	70,000	4,891,600
Resmed, Inc. (a)	20,300	1,144,920
		11,257,290
Health Care Providers & Services — 7.38%
Pediatrix Medical Group, Inc. (a)	80,200	5,500,918
Psychiatric Solutions, Inc. (a)	77,700	3,574,200
United Surgical Partners International, Inc. (a)	68,500	3,135,245
VCA Antech, Inc. (a)	229,800	4,648,854
		16,859,217
Hotels, Restaurants & Leisure — 3.56%
CKE Restaurants, Inc. (a)	204,000	3,233,400
Orient-Express Hotels Ltd.	32,000	835,200
Panera Bread Co., Class A (a)	24,300	1,373,679
Ruby Tuesday, Inc.	107,100	2,601,459
The9 Ltd. (a)	5,600	96,152
		8,139,890
Household Durables — 2.52%
Hovnanian Enterprises, Inc. (a)	54,500	2,779,500
NVR, Inc. (a)	3,800	2,983,000
		5,762,500
Household Products — 1.81%
Central Garden & Pet Co. (a)	68,400	3,000,024
Prestige Brands Holdings, Inc. (a)	64,100	1,131,365
		4,131,389

Internet Software & Services — 0.94%
Digital River, Inc. (a)	69,100	2,153,156

IT Services — 5.03%
CACI International, Inc., Class A (a)	81,100	4,479,153
Cognizant Technology Solutions Corp., Class A (a)	151,900	7,017,780
		11,496,933
Machinery — 2.15%
ESCO Technologies, Inc. (a)	41,700	3,350,595
Middleby Corp. (a)	31,600	1,561,040
		4,911,635
Media — 1.05%
Cumulus Media, Inc., Class A (a)	123,000	1,752,750
Salem Communications Corp., Class A (a)	31,800	655,080
		2,407,830
Metals & Mining — 0.94%
Steel Dynamics, Inc.	62,100	2,139,345

Oil & Gas — 5.50%
Patina Oil & Gas Corp.	131,700	5,268,000
Quicksilver Resources, Inc. (a)	149,500	7,285,135
		12,553,135
Pharmaceuticals — 2.58%
First Horizon Pharmaceutical Corp. (a)	129,900	2,192,712
Medicines Co. (a)	56,800	1,287,088
Penwest Pharmaceuticals Co. (a)	90,600	1,119,816
Taro Pharmaceutical Industries (a)	41,500	1,309,740
		5,909,356

UBS U.S. Small Cap Growth Fund — Schedule of Investments

March 31, 2005 (Unaudited)

	Shares	Value
Real Estate — 3.35%
American Financial Realty Trust REIT	30,300	$443,289
BioMed Realty Trust, Inc. REIT	65,700	1,353,420
Mills Corp. REIT	53,600	2,835,440
Ventas, Inc. REIT	121,100	3,022,656
		7,654,805
Road & Rail — 1.58%
Landstar System, Inc. (a)	110,300	3,612,325

Semiconductors & Semiconductor Equipment — 5.19%
August Technology Corp. (a)	77,100	903,612
Cree, Inc. (a)	33,200	722,100
Exar Corp. (a)	104,100	1,394,940
Microsemi Corp. (a)	197,500	3,217,275
Power Integrations, Inc. (a)	81,300	1,698,357
Rudolph Technologies, Inc. (a)	65,300	983,418
Silicon Image, Inc. (a)	219,300	2,206,158
Standard Micosystems Corp. (a)	42,200	732,592
		11,858,452
Software — 6.49%
Factset Research Systems, Inc.	56,300	1,858,463
Fair Isaac Corp.	52,650	1,813,266
Magma Design Automation, Inc. (a)	85,800	1,018,446
NAVTEQ Corp. (a)	27,500	1,192,125
RSA Security, Inc. (a)	123,400	1,955,890
Secure Computing Corp. (a)	120,800	1,035,256
THQ, Inc. (a)	71,650	2,016,231
Verint Systems, Inc. (a)	80,000	2,795,200
Verisity Ltd. (a)	95,400	1,138,122
		14,822,999
Specialty Retail — 7.72%
Aeropostale, Inc. (a)	110,200	3,609,050
Chico’s FAS, Inc. (a)	140,800	3,979,008
Electronics Boutique Holdings Corp. (a)	71,300	3,063,761
Guitar Center, Inc. (a)	62,000	3,399,460
Petco Animal Supplies, Inc. (a)	97,300	3,581,613
		17,632,892
Textiles, Apparel & Luxury Goods — 1.36%
Phillips-Van Heusen Corp.	116,900	3,114,216

Thrifts & Mortgage Finance — 1.22%
BankUnited Financial Corp., Class A (a)	65,200	1,751,272
Harbor Florida Bancshares, Inc.	30,500	1,040,050
		2,791,322
Total U.S. Equities (Cost $194,038,876)		218,102,566

Short-Term Investment — 3.07%
UBS Supplementary Trust
U.S. Cash Management Prime Fund,
yield of 2.77%
(Cost $7,004,952)	7,004,952	7,004,952
Total Investments # — 98.53%
(Cost $201,043,828)		225,107,518
Cash and other assets, less liabilities — 1.47%		3,360,583
Net Assets — 100.00%		$228,468,101

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes was $201,043,828; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$40,721,634
Gross unrealized depreciation	(16,657,944)
Net unrealized appreciation	$24,063,690

(a)	Non-income producing security.
%	Represents a percentage of net assets.
REIT	Real Estate Investment Trust
#

UBS U.S. Small Cap Growth Fund (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on

UBS U.S. Small Cap Growth Fund — Schedule of Investments

March 31, 2005 (Unaudited)

the Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of trustees. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

Industry Diversification (Unaudited)

As a Percent of Net Assets

As of March 31, 2005

U.S. EQUITIES
Aerospace & Defense	1.45%
Air Freight & Logistics	2.13
Airlines	0.39
Auto Components	0.82
Beverages	1.95
Biotechnology	3.49
Capital Markets	2.12
Commercial Banks	2.26
Commercial Services & Supplies	3.29
Communications Equipment	1.09
Computers & Peripherals	0.40
Construction & Engineering	1.68
Distributors	0.40
Diversified Financial Services	0.08
Electrical Equipment	0.97
Electronic Equipment & Instruments	4.31
Energy Equipment & Services	2.63
Food & Staples Retailing	0.70
Health Care Equipment & Supplies	4.93
Health Care Providers & Services	7.38
Hotels, Restaurants & Leisure	3.56
Household Durables	2.52
Household Products	1.81
Internet Software & Services	0.94
IT Services	5.03
Machinery	2.15
Media	1.05
Metals & Mining	0.94
Oil & Gas	5.50
Pharmaceuticals	2.58
Real Estate	3.35
Road & Rail	1.58
Semiconductors & Semiconductor Equipment	5.19
Software	6.49
Specialty Retail	7.72
Textiles, Apparel & Luxury Goods	1.36
Thrifts & Mortgage Finance	1.22
Total U.S. Equities	95.46
SHORT-TERM INVESTMENT	3.07
TOTAL INVESTMENTS	98.53
CASH AND OTHER ASSETS, LESS LIABILITIES	1.47
NET ASSETS	100.00%

1)    Transactions with Affiliates

The Funds may invest in shares of certain affiliated investment companies, and for the period ended March 31, 2005 were as follows:

UBS Global Allocation Fund

Affiliates	Purchases	Sales Proceeds	Net Realized Gain/(Loss)	Change in Net Unrealized Gain/(Loss)	Value
UBS Small Cap Equity Relationship Fund	$15,000,000	—	—	$5,036,101	$82,121,715
UBS High Yield Relationship Fund	8,000,000	—	—	1,346,492	26,162,010
UBS Emerging Markets Equity Relationship Fund	20,000,000	$73,000,000	$34,520,340	14,154,779	145,245,500

UBS Global Bond Fund

Affiliates	Purchases	Sales Proceeds	Net Realized Gain/(Loss)	Change in Net Unrealized Gain/(Loss)	Value
UBS U.S. Securitized Mortgage Relationship Fund	$1,475,000	—	—	$351,634	$11,901,089

UBS Dynamic Alpha Fund

Affiliates	Purchases	Sales Proceeds	Net Realized Gain/(Loss)	Change in Net Unrealized Gain/(Loss)	Value
UBS Emerging Markets Equity Relationship Fund	$62,282,500	$10,000,000	$430,495	$436,448	$53,149,443
UBS International Equity Relationship Fund	138,300,000	—	—	168,069	138,468,069
UBS U.S. Large Cap Equity Relationship Fund	250,000,000	—	—	(628,139)	249,371,861
UBS Small Cap Equity Relationship Fund	54,250,000	—	—	(569,304)	53,680,696

The Funds may invest in shares of the UBS Supplementary Trust—U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is offered as a cash management option only to mutual funds and certain other accounts. Distributions received from the Supplementary Trust are reflected as affiliated interest income. Amounts relating to those investments at March 31, 2005 were as follows:

Fund	Purchases	Sales Proceeds	Interest Income	Value	% of Net Assets
UBS Global Allocation Fund	$179,848,207	$168,280,365	$2,562,862	$172,767,957	5.98%
UBS Global Equity Fund	55,404,360	54,917,499	19,937	1,336,800	0.29%
UBS Global Bond Fund	16,420,524	13,708,760	25,864	3,291,988	4.44%
UBS U.S. Large Cap Equity Fund	57,511,131	57,681,038	110,493	6,586,630	3.04%
UBS U.S. Large Cap Growth Fund	2,769,071	2,822,450	2,089	101,175	1.47%
UBS U.S. Small Cap Growth Fund	56,307,562	53,897,699	85,934	7,004,952	3.07%
UBS U.S. Bond Fund	55,940,221	52,080,688	91,784	6,325,932	4.71%
UBS High Yield Fund	66,490,361	66,947,911	33,488	2,681,328	2.07%
UBS International Equity Fund	83,552,118	78,217,584	174,061	13,757,422	9.99%
UBS U.S. Large Cap Value Equity Fund	23,589,891	29,885,829	77,497	1,314,191	0.95%

The Funds may invest in shares of the UBS U.S. Cash Management Prime Relationship Fund (“Cash Prime”). Cash Prime is offered as a cash management option only to mutual funds and certain other accounts. Distributions received from the Cash Prime are reflected as affiliated interest income. Amounts relating to those investments at March 31, 2005, were as follows:

Fund	Purchases	Sales Proceeds	Interest Income	Value	% of Net Assets
UBS Dynamic Alpha Fund	$285,936,843	$270,676,756	$143,403	$15,260,087	2.81%

2)    Securities Lending

UBS Global Allocation Fund and UBS International Equity Fund loaned securities to certain brokers, with the Funds’ custodian acting as the Funds’ lending agent. Cash collateral received is invested in interest bearing securities, which are included in the schedule of investments. In addition, the UBS Global Allocation Fund received securities as collateral amounting to $123,213,145, which cannot be resold. The Funds monitor the market value of securities loaned on a daily basis and initially require collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned. The value of loaned securities and related collateral outstanding at March 31,2005, were as follows:

Fund	Market Value of Securities Loaned	Collateral Received for Securities Loaned	Market Value of Investments of Cash Collateral Received
UBS Global Allocation Fund	$225,362,992	$232,095,604	$108,882,459
UBS International Equity Fund	11,573,385	12,110,435	12,110,435

Cash collateral is invested in UBS Supplementary Turst U.S. Cash Management Prime Fund, an affiliate.

For more information regarding the Fund’s significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated December 31, 2004.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 31, 2005

By:	/s/ Joseph T. Malone
Joseph T. Malone
Treasurer & Principal Accounting Officer

Date:	May 31, 2005